UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  0221

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Real Estate Index Fund

October 31, 2018

URX-QTLY-1218
1.929348.107

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.6%
REITs - Apartments - 17.7%
American Campus Communities, Inc.	300,019	$11,853,751
American Homes 4 Rent Class A	562,654	11,855,120
Apartment Investment & Management Co. Class A	344,514	14,827,883
AvalonBay Communities, Inc.	302,625	53,074,373
Camden Property Trust (SBI)	203,191	18,342,052
Equity Residential (SBI)	806,339	52,379,781
Essex Property Trust, Inc.	144,614	36,266,299
Independence Realty Trust, Inc.	191,919	1,901,917
Mid-America Apartment Communities, Inc.	249,183	24,347,643
UDR, Inc.	586,046	22,967,143
		247,815,962
REITs - Diversified - 10.8%
Apple Hospitality (REIT), Inc.	474,061	7,665,566
Cousins Properties, Inc.	920,416	7,648,657
Digital Realty Trust, Inc.	451,241	46,595,146
Duke Realty Corp.	782,228	21,566,026
Forest City Realty Trust, Inc. Class A	585,010	14,718,852
Liberty Property Trust (SBI)	323,631	13,550,430
NorthStar Realty Europe Corp.	109,064	1,463,639
PS Business Parks, Inc.	43,686	5,705,392
TIER REIT, Inc.	111,170	2,409,054
Vornado Realty Trust	379,032	25,804,499
Washington REIT (SBI)	172,227	4,799,966
		151,927,227
REITs - Health Care - 10.6%
HCP, Inc.	1,028,680	28,340,134
Healthcare Realty Trust, Inc.	274,190	7,638,933
LTC Properties, Inc.	86,779	3,711,538
Senior Housing Properties Trust (SBI)	520,312	8,361,414
Universal Health Realty Income Trust (SBI)	27,687	1,774,737
Ventas, Inc.	780,409	45,294,938
Welltower, Inc.	814,540	53,816,658
		148,938,352
REITs - Hotels - 7.9%
Ashford Hospitality Trust, Inc.	185,680	956,252
Braemar Hotels & Resorts, Inc.	66,898	711,795
Chatham Lodging Trust	100,450	1,958,775
Chesapeake Lodging Trust	132,235	3,886,387
DiamondRock Hospitality Co.	455,059	4,755,367
Hersha Hospitality Trust	79,323	1,392,912
Hospitality Properties Trust (SBI)	359,868	9,219,818
Host Hotels & Resorts, Inc.	1,623,872	31,032,194
LaSalle Hotel Properties (SBI)	241,712	7,978,913
Park Hotels & Resorts, Inc.	440,471	12,804,492
Pebblebrook Hotel Trust (a)	151,160	5,095,604
RLJ Lodging Trust	383,828	7,461,616
Ryman Hospitality Properties, Inc.	112,367	8,718,556
Summit Hotel Properties, Inc.	229,333	2,641,916
Sunstone Hotel Investors, Inc.	499,738	7,231,209
Xenia Hotels & Resorts, Inc.	245,066	5,036,106
		110,881,912
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	82,713	3,172,871
Retail Properties America, Inc.	480,696	5,898,140
		9,071,011
REITs - Manufactured Homes - 2.7%
Equity Lifestyle Properties, Inc.	195,079	18,472,031
Sun Communities, Inc.	189,066	18,995,461
		37,467,492
REITs - Office Property - 13.4%
Alexandria Real Estate Equities, Inc.	231,551	28,302,479
Boston Properties, Inc.	338,096	40,828,473
Brandywine Realty Trust (SBI)	391,044	5,498,079
Columbia Property Trust, Inc.	258,299	5,798,813
Corporate Office Properties Trust (SBI)	226,090	5,842,166
Douglas Emmett, Inc.	353,427	12,790,523
Easterly Government Properties, Inc.	132,211	2,402,274
Equity Commonwealth	265,982	7,920,944
Franklin Street Properties Corp.	234,778	1,634,055
Highwoods Properties, Inc. (SBI)	226,522	9,658,898
Hudson Pacific Properties, Inc.	343,099	10,395,900
JBG SMITH Properties	237,110	8,886,883
Kilroy Realty Corp.	220,373	15,179,292
Mack-Cali Realty Corp.	197,732	4,013,960
Paramount Group, Inc.	452,852	6,471,255
Piedmont Office Realty Trust, Inc. Class A	281,063	5,064,755
SL Green Realty Corp.	189,535	17,296,964
		187,985,713
REITs - Regional Malls - 10.7%
CBL & Associates Properties, Inc. (a)	378,047	1,247,555
Pennsylvania Real Estate Investment Trust (SBI) (a)	140,371	1,256,320
Simon Property Group, Inc.	677,003	124,243,584
Tanger Factory Outlet Centers, Inc.	205,606	4,576,790
Taubman Centers, Inc.	133,542	7,346,145
The Macerich Co.	231,619	11,956,173
		150,626,567
REITs - Shopping Centers - 7.6%
Acadia Realty Trust (SBI)	178,448	4,967,992
Brixmor Property Group, Inc.	662,590	10,733,958
Cedar Realty Trust, Inc.	193,163	728,225
DDR Corp.	319,365	3,969,707
Federal Realty Investment Trust (SBI)	160,906	19,960,389
Kimco Realty Corp.	922,599	14,844,618
Kite Realty Group Trust	183,190	2,901,730
Ramco-Gershenson Properties Trust (SBI)	175,494	2,330,560
Regency Centers Corp.	370,973	23,504,849
Retail Opportunity Investments Corp.	246,916	4,343,252
Saul Centers, Inc.	25,124	1,199,922
Seritage Growth Properties (a)	60,944	2,317,091
Urban Edge Properties	249,651	5,115,349
Washington Prime Group, Inc. (a)	407,349	2,607,034
Weingarten Realty Investors (SBI)	260,786	7,333,302
		106,857,978
REITs - Storage - 8.3%
CubeSmart	406,990	11,794,570
Extra Space Storage, Inc.	276,971	24,944,008
Life Storage, Inc.	102,029	9,607,051
National Storage Affiliates Trust	123,759	3,295,702
Public Storage	328,083	67,411,214
		117,052,545
REITs - Warehouse/Industrial - 8.2%
EastGroup Properties, Inc.	78,247	7,495,280
First Industrial Realty Trust, Inc.	275,837	8,468,196
Prologis, Inc.	1,378,306	88,859,388
QTS Realty Trust, Inc. Class A	111,708	4,280,651
Rexford Industrial Realty, Inc.	199,880	6,330,200
		115,433,715
Residential REITs - 1.0%
Invitation Homes, Inc.	649,630	14,213,904

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,398,272,378

Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Retail Value, Inc. (b)	33,554	939,848
TOTAL COMMON STOCKS
(Cost $1,356,261,996)		1,399,212,226
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18 (c)
(Cost $249,904)	250,000	249,898
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.23% (d)	2,567,562	$2,568,076
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	11,646,194	11,647,358
TOTAL MONEY MARKET FUNDS
(Cost $14,215,434)		14,215,434
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,370,727,334)		1,413,677,558
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,304,865)
NET ASSETS - 100%		$1,403,372,693

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	Dec. 2018	$3,795,540	$10,955	$10,955

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $241,901.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,047
Fidelity Securities Lending Cash Central Fund	13,106
Total	$34,153

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,399,212,226	$1,399,212,226	$--	$--
U.S. Treasury Obligations	249,898	--	249,898	--
Money Market Funds	14,215,434	14,215,434	--	--
Total Investments in Securities:	$1,413,677,558	$1,413,427,660	$249,898	$--
Derivative Instruments:
Assets
Futures Contracts	$10,955	$10,955	$--	$--
Total Assets	$10,955	$10,955	$--	$--
Total Derivative Instruments:	$10,955	$10,955	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

October 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV3-QTLY-1218
1.9867678.103

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.2%
Zayo Group Holdings, Inc. (a)	161,556	$4,827,293
Entertainment - 1.2%
Cinemark Holdings, Inc.	86,927	3,613,555
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	160,654	5,314,434
Liberty Media Class A (a)(b)	19,854	629,173
Lions Gate Entertainment Corp.:
Class A	39,930	765,059
Class B	79,960	1,422,488
Live Nation Entertainment, Inc. (a)	112,080	5,861,784
The Madison Square Garden Co. (a)	14,966	4,139,895
Zynga, Inc. (a)	620,985	2,260,385
		24,006,773
Interactive Media & Services - 0.6%
Match Group, Inc. (a)(b)	41,939	2,169,085
TripAdvisor, Inc. (a)(b)	84,600	4,411,044
Zillow Group, Inc.:
Class A (a)(b)	45,296	1,828,600
Class C (a)(b)	98,566	3,968,267
		12,376,996
Media - 1.0%
AMC Networks, Inc. Class A (a)(b)	35,569	2,083,632
Cable One, Inc.	3,462	3,101,052
GCI Liberty, Inc. (a)	81,856	3,874,244
Interpublic Group of Companies, Inc.	312,170	7,229,857
John Wiley & Sons, Inc. Class A	35,976	1,951,338
Tribune Media Co. Class A	71,194	2,706,084
		20,946,207
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	79,284	2,444,326
U.S. Cellular Corp. (a)	10,450	499,197
		2,943,523

TOTAL COMMUNICATION SERVICES		65,100,792

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.6%
Adient PLC (b)	76,006	2,312,103
Gentex Corp.	218,849	4,606,771
The Goodyear Tire & Rubber Co.	192,488	4,053,797
Visteon Corp. (a)	23,954	1,893,324
		12,865,995
Automobiles - 0.4%
Harley-Davidson, Inc.	135,351	5,173,115
Thor Industries, Inc.	40,805	2,841,660
		8,014,775
Distributors - 0.2%
Pool Corp.	31,963	4,658,607
Diversified Consumer Services - 1.5%
Bright Horizons Family Solutions, Inc. (a)	46,464	5,339,178
Frontdoor, Inc. (a)	55,061	1,874,827
Graham Holdings Co.	3,400	1,975,570
Grand Canyon Education, Inc. (a)	38,347	4,781,871
H&R Block, Inc.	167,046	4,433,401
Service Corp. International	141,306	5,859,960
ServiceMaster Global Holdings, Inc. (a)	110,275	4,728,592
		28,993,399
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	198,543	7,131,665
Caesars Entertainment Corp. (a)(b)	482,547	4,145,079
Choice Hotels International, Inc.	28,218	2,071,201
Domino's Pizza, Inc.	34,244	9,204,445
Dunkin' Brands Group, Inc. (b)	67,273	4,881,329
Extended Stay America, Inc. unit	153,699	2,502,220
Hilton Grand Vacations, Inc. (a)	78,527	2,110,020
Hyatt Hotels Corp. Class A	34,562	2,391,690
International Game Technology PLC (b)	80,159	1,486,949
Six Flags Entertainment Corp. (b)	58,090	3,128,727
U.S. Foods Holding Corp. (a)	175,001	5,104,779
Vail Resorts, Inc.	32,582	8,188,508
Wendy's Co.	152,788	2,634,065
Wyndham Destinations, Inc.	79,522	2,853,249
Wyndham Hotels & Resorts, Inc.	79,459	3,916,534
		61,750,460
Household Durables - 1.0%
Leggett & Platt, Inc.	106,383	3,862,767
NVR, Inc. (a)	2,573	5,761,024
PulteGroup, Inc.	210,723	5,177,464
Tempur Sealy International, Inc. (a)(b)	37,577	1,736,433
Toll Brothers, Inc.	114,582	3,856,830
		20,394,518
Internet & Direct Marketing Retail - 0.6%
GrubHub, Inc. (a)	73,332	6,800,810
Wayfair LLC Class A (a)(b)	46,444	5,122,309
		11,923,119
Leisure Products - 0.6%
Brunswick Corp.	70,384	3,659,264
Mattel, Inc. (a)(b)	279,472	3,795,230
Polaris Industries, Inc.	47,629	4,238,028
		11,692,522
Multiline Retail - 0.8%
Kohl's Corp.	135,840	10,287,163
Nordstrom, Inc.	95,632	6,289,717
		16,576,880
Specialty Retail - 1.4%
AutoNation, Inc. (a)(b)	44,493	1,801,077
Burlington Stores, Inc. (a)	54,190	9,293,043
Dick's Sporting Goods, Inc. (b)	61,390	2,171,364
Floor & Decor Holdings, Inc. Class A (a)(b)	39,111	1,000,459
Foot Locker, Inc.	94,461	4,452,892
Michaels Companies, Inc. (a)(b)	88,500	1,402,725
Penske Automotive Group, Inc.	28,812	1,278,677
Urban Outfitters, Inc. (a)	59,982	2,366,890
Williams-Sonoma, Inc. (b)	67,424	4,003,637
		27,770,764
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	37,154	3,566,041
Columbia Sportswear Co.	24,874	2,245,625
Hanesbrands, Inc. (b)	291,462	5,001,488
Michael Kors Holdings Ltd. (a)	113,997	6,316,574
Ralph Lauren Corp.	44,645	5,786,438
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	107,990	3,085,274
		26,001,440

TOTAL CONSUMER DISCRETIONARY		230,642,479

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	29,501	3,720,371
Sprouts Farmers Market LLC (a)	101,789	2,737,106
Welbilt, Inc. (a)	105,886	1,982,186
		8,439,663
Food Products - 1.4%
Flowers Foods, Inc.	145,773	2,814,877
Ingredion, Inc.	57,476	5,815,422
Lamb Weston Holdings, Inc.	119,023	9,302,838
Pilgrim's Pride Corp. (a)(b)	42,937	758,267
Post Holdings, Inc. (a)(b)	53,177	4,701,910
Seaboard Corp.	213	823,245
The Hain Celestial Group, Inc. (a)	77,280	1,922,726
TreeHouse Foods, Inc. (a)(b)	44,180	2,012,841
		28,152,126
Household Products - 0.3%
Energizer Holdings, Inc.	47,967	2,819,021
Spectrum Brands Holdings, Inc. (b)	32,905	2,137,180
		4,956,201
Personal Products - 0.4%
Herbalife Nutrition Ltd. (a)	88,089	4,691,620
Nu Skin Enterprises, Inc. Class A	44,729	3,140,870
		7,832,490

TOTAL CONSUMER STAPLES		49,380,480

ENERGY - 4.1%
Energy Equipment & Services - 0.8%
Helmerich & Payne, Inc.	86,186	5,368,526
Nabors Industries Ltd.	282,008	1,401,580
Patterson-UTI Energy, Inc.	177,745	2,957,677
RPC, Inc.	46,099	685,953
Transocean Ltd. (United States) (a)(b)	348,191	3,833,583
Weatherford International PLC (a)(b)	812,399	1,096,739
		15,344,058
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (a)	196,325	3,119,604
Centennial Resource Development, Inc. Class A (a)(b)	148,638	2,847,904
Chesapeake Energy Corp. (a)(b)	731,253	2,566,698
CNX Resources Corp. (a)	170,027	2,660,923
Energen Corp. (a)	70,989	5,109,078
Extraction Oil & Gas, Inc. (a)(b)	89,627	716,120
HollyFrontier Corp.	131,585	8,874,092
Kosmos Energy Ltd. (a)	193,093	1,253,174
Murphy Oil Corp.	133,216	4,244,262
Newfield Exploration Co. (a)	162,023	3,272,865
Parsley Energy, Inc. Class A (a)	214,753	5,029,515
PBF Energy, Inc. Class A	96,712	4,047,397
QEP Resources, Inc. (a)	192,412	1,714,391
Range Resources Corp.	171,265	2,714,550
SM Energy Co.	90,139	2,193,983
Targa Resources Corp.	180,562	9,329,639
Whiting Petroleum Corp. (a)	72,844	2,717,081
WPX Energy, Inc. (a)	322,430	5,171,777
		67,583,053

TOTAL ENERGY		82,927,111

FINANCIALS - 13.9%
Banks - 5.2%
Associated Banc-Corp.	137,304	3,182,707
Bank of Hawaii Corp.	33,806	2,651,743
Bank of the Ozarks, Inc.	98,415	2,692,634
BankUnited, Inc.	84,359	2,792,283
BOK Financial Corp.	26,342	2,258,300
CIT Group, Inc.	91,924	4,355,359
Commerce Bancshares, Inc.	77,305	4,916,598
Cullen/Frost Bankers, Inc.	46,395	4,542,998
East West Bancorp, Inc.	117,395	6,156,194
First Citizen Bancshares, Inc.	6,412	2,735,552
First Hawaiian, Inc.	86,618	2,146,394
First Horizon National Corp.	263,426	4,251,696
FNB Corp., Pennsylvania	262,053	3,100,087
PacWest Bancorp	99,756	4,052,089
Peoples United Financial, Inc.	300,666	4,708,430
Pinnacle Financial Partners, Inc.	60,866	3,183,292
Popular, Inc.	81,840	4,256,498
Prosperity Bancshares, Inc.	54,027	3,513,376
Signature Bank	43,976	4,832,962
Sterling Bancorp	180,939	3,253,283
Synovus Financial Corp.	94,121	3,535,185
TCF Financial Corp.	133,736	2,792,408
Texas Capital Bancshares, Inc. (a)	40,254	2,625,768
Umpqua Holdings Corp.	178,044	3,418,445
Webster Financial Corp.	74,164	4,363,810
Western Alliance Bancorp. (a)	79,878	3,853,315
Wintrust Financial Corp.	45,315	3,450,284
Zions Bancorporation	156,047	7,342,011
		104,963,701
Capital Markets - 2.2%
BGC Partners, Inc. Class A	219,375	2,323,181
Brighthouse Financial, Inc. (a)	97,699	3,871,811
Eaton Vance Corp. (non-vtg.)	93,992	4,234,340
Evercore, Inc. Class A	32,655	2,667,587
FactSet Research Systems, Inc.	30,380	6,797,829
Lazard Ltd. Class A	94,340	3,749,072
Legg Mason, Inc.	68,944	1,945,600
LPL Financial	70,951	4,370,582
MarketAxess Holdings, Inc.	29,770	6,241,876
Morningstar, Inc.	14,795	1,846,416
SEI Investments Co.	108,380	5,792,911
Virtu Financial, Inc. Class A (b)	33,153	786,389
		44,627,594
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	9,158	3,886,838
Navient Corp.	212,260	2,457,971
OneMain Holdings, Inc. (a)	62,244	1,775,199
Santander Consumer U.S.A. Holdings, Inc.	93,723	1,757,306
SLM Corp. (a)	353,152	3,580,961
		13,458,275
Diversified Financial Services - 0.3%
Voya Financial, Inc.	130,406	5,706,567
Insurance - 4.1%
Alleghany Corp.	11,680	7,015,942
American Financial Group, Inc.	58,359	5,837,651
American National Insurance Co.	6,014	741,165
Aspen Insurance Holdings Ltd.	48,108	2,014,763
Assurant, Inc.	42,618	4,142,896
Assured Guaranty Ltd.	86,406	3,454,512
Axis Capital Holdings Ltd.	66,627	3,717,120
Brown & Brown, Inc.	188,641	5,315,903
Erie Indemnity Co. Class A	20,017	2,596,005
Everest Re Group Ltd.	32,880	7,163,237
First American Financial Corp.	88,108	3,905,828
Hanover Insurance Group, Inc.	34,402	3,831,695
Mercury General Corp.	22,162	1,314,428
Old Republic International Corp.	230,113	5,073,992
Reinsurance Group of America, Inc.	51,698	7,360,244
RenaissanceRe Holdings Ltd.	32,296	3,945,279
Torchmark Corp.	85,661	7,252,060
W.R. Berkley Corp.	77,204	5,859,784
White Mountains Insurance Group Ltd.	2,498	2,214,902
		82,757,406
Mortgage Real Estate Investment Trusts - 1.2%
AGNC Investment Corp.	387,753	6,917,514
Chimera Investment Corp.	151,454	2,817,044
MFA Financial, Inc.	363,551	2,519,408
New Residential Investment Corp.	274,448	4,907,130
Starwood Property Trust, Inc.	211,447	4,592,629
Two Harbors Investment Corp.	199,547	2,931,345
		24,685,070
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (b)	387,257	3,709,922
TFS Financial Corp.	39,998	588,371
		4,298,293

TOTAL FINANCIALS		280,496,906

HEALTH CARE - 10.8%
Biotechnology - 3.1%
Agios Pharmaceuticals, Inc. (a)(b)	41,120	2,593,027
Alkermes PLC (a)(b)	124,971	5,102,566
Alnylam Pharmaceuticals, Inc. (a)	72,551	5,835,277
bluebird bio, Inc. (a)(b)	43,973	5,043,703
Exact Sciences Corp. (a)	97,239	6,908,831
Exelixis, Inc. (a)	237,995	3,300,991
Ionis Pharmaceuticals, Inc. (a)(b)	101,420	5,025,361
Neurocrine Biosciences, Inc. (a)	72,389	7,756,481
Sage Therapeutics, Inc. (a)	36,900	4,748,292
Sarepta Therapeutics, Inc. (a)(b)	50,974	6,818,282
Seattle Genetics, Inc. (a)(b)	87,039	4,885,499
TESARO, Inc. (a)(b)	31,274	903,193
United Therapeutics Corp. (a)	34,883	3,867,129
		62,788,632
Health Care Equipment & Supplies - 2.9%
Cantel Medical Corp.	29,903	2,366,822
DexCom, Inc. (a)	70,955	9,420,695
Hill-Rom Holdings, Inc.	53,724	4,517,114
ICU Medical, Inc. (a)	12,685	3,231,250
Insulet Corp. (a)	47,424	4,183,271
Integra LifeSciences Holdings Corp. (a)	57,471	3,078,721
Masimo Corp. (a)	36,626	4,233,966
Penumbra, Inc. (a)	24,849	3,379,464
Steris PLC	68,027	7,436,031
The Cooper Companies, Inc.	39,316	10,155,716
West Pharmaceutical Services, Inc.	59,408	6,292,495
		58,295,545
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(b)	70,353	2,919,650
Chemed Corp.	12,592	3,832,123
HealthSouth Corp.	79,547	5,353,513
MEDNAX, Inc. (a)	74,391	3,071,604
Molina Healthcare, Inc. (a)	49,942	6,331,147
Premier, Inc. (a)	42,349	1,905,705
Wellcare Health Plans, Inc. (a)	40,487	11,174,007
		34,587,749
Health Care Technology - 0.7%
athenahealth, Inc. (a)	32,464	4,140,459
Veeva Systems, Inc. Class A (a)	97,546	8,910,827
		13,051,286
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	17,183	4,688,382
Bio-Techne Corp.	30,197	5,064,641
Bruker Corp.	81,638	2,557,719
Charles River Laboratories International, Inc. (a)	38,406	4,678,619
PerkinElmer, Inc.	89,375	7,729,150
PRA Health Sciences, Inc. (a)	46,319	4,486,922
QIAGEN NV (a)	180,118	6,538,283
		35,743,716
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	117,256	4,730,107
Jazz Pharmaceuticals PLC (a)	47,755	7,584,449
		12,314,556

TOTAL HEALTH CARE		216,781,484

INDUSTRIALS - 15.0%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	80,837	4,725,731
Curtiss-Wright Corp.	35,701	3,907,831
HEICO Corp.	31,600	2,649,028
HEICO Corp. Class A	61,529	4,101,523
Hexcel Corp.	71,017	4,155,915
Huntington Ingalls Industries, Inc.	34,532	7,544,551
Spirit AeroSystems Holdings, Inc. Class A	86,063	7,230,153
Teledyne Technologies, Inc. (a)	28,695	6,349,630
		40,664,362
Airlines - 0.6%
Alaska Air Group, Inc.	97,680	5,999,506
Copa Holdings SA Class A	25,345	1,835,738
JetBlue Airways Corp. (a)	254,038	4,250,056
		12,085,300
Building Products - 1.6%
A.O. Smith Corp.	115,470	5,257,349
Allegion PLC	77,132	6,612,526
Armstrong World Industries, Inc. (a)	36,599	2,259,988
Fortune Brands Home & Security, Inc.	115,319	5,169,751
Lennox International, Inc.	29,114	6,139,851
Owens Corning	88,998	4,206,935
USG Corp. (a)	66,165	2,793,486
		32,439,886
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (a)	41,823	2,845,637
KAR Auction Services, Inc.	109,349	6,226,332
Rollins, Inc.	78,527	4,648,798
Stericycle, Inc. (a)	67,401	3,368,028
		17,088,795
Construction & Engineering - 1.1%
AECOM (a)	129,563	3,775,466
Fluor Corp.	113,988	4,999,514
Jacobs Engineering Group, Inc.	103,621	7,780,901
Quanta Services, Inc. (a)	121,354	3,786,245
Valmont Industries, Inc.	17,901	2,225,273
		22,567,399
Electrical Equipment - 0.9%
Acuity Brands, Inc.	32,380	4,068,223
GrafTech International Ltd. (b)	47,314	845,974
Hubbell, Inc. Class B	44,380	4,513,446
Regal Beloit Corp.	35,091	2,516,025
Sensata Technologies, Inc. PLC (a)	136,002	6,378,494
		18,322,162
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	47,440	4,582,230
ITT, Inc.	70,988	3,584,894
		8,167,124
Machinery - 4.7%
AGCO Corp.	54,034	3,028,065
Allison Transmission Holdings, Inc.	93,117	4,104,597
Apergy Corp. (a)	63,016	2,456,994
Colfax Corp. (a)	69,884	1,958,849
Crane Co.	40,553	3,529,733
Donaldson Co., Inc.	105,547	5,412,450
Flowserve Corp.	106,304	4,879,354
Gardner Denver Holdings, Inc. (a)	86,195	2,332,437
Gates Industrial Corp. PLC (a)(b)	35,833	539,287
Graco, Inc.	134,381	5,459,900
IDEX Corp.	62,277	7,897,969
Lincoln Electric Holdings, Inc.	51,137	4,137,495
Middleby Corp. (a)(b)	44,497	4,997,013
Nordson Corp.	47,038	5,770,151
Oshkosh Corp.	59,097	3,317,706
Pentair PLC	128,551	5,161,323
Snap-On, Inc.	45,595	7,018,894
Terex Corp.	53,675	1,792,208
Timken Co.	55,834	2,208,235
Toro Co.	83,753	4,717,806
Trinity Industries, Inc.	118,060	3,370,613
WABCO Holdings, Inc. (a)	42,919	4,611,647
Wabtec Corp. (b)	69,806	5,725,488
		94,428,214
Marine - 0.2%
Kirby Corp. (a)	47,868	3,443,624
Professional Services - 0.7%
Dun & Bradstreet Corp.	30,181	4,294,153
Manpower, Inc.	52,531	4,007,590
Robert Half International, Inc.	97,730	5,915,597
		14,217,340
Road & Rail - 0.8%
AMERCO	5,684	1,855,712
Genesee & Wyoming, Inc. Class A (a)	47,784	3,785,926
Knight-Swift Transportation Holdings, Inc. Class A (b)	104,557	3,345,824
Landstar System, Inc.	33,211	3,324,089
Ryder System, Inc.	42,306	2,339,945
Schneider National, Inc. Class B	38,598	844,138
		15,495,634
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	79,022	3,010,738
HD Supply Holdings, Inc. (a)	150,667	5,660,559
MSC Industrial Direct Co., Inc. Class A	36,372	2,948,314
Univar, Inc. (a)	93,596	2,304,334
Watsco, Inc.	25,886	3,835,787
WESCO International, Inc. (a)	38,245	1,919,134
		19,678,866
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	64,602	2,387,044

TOTAL INDUSTRIALS		300,985,750

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.5%
Arris International PLC (a)	138,187	3,436,711
CommScope Holding Co., Inc. (a)	154,074	3,707,020
EchoStar Holding Corp. Class A (a)	38,704	1,569,447
Ubiquiti Networks, Inc. (b)	15,652	1,457,045
		10,170,223
Electronic Equipment & Components - 3.5%
ADT, Inc. (b)	87,334	675,965
Arrow Electronics, Inc. (a)	70,676	4,785,472
Avnet, Inc.	95,064	3,809,214
CDW Corp.	120,403	10,837,474
Cognex Corp.	134,344	5,755,297
Coherent, Inc. (a)	19,637	2,418,100
Dolby Laboratories, Inc. Class A	50,570	3,479,722
FLIR Systems, Inc.	109,243	5,059,043
Jabil, Inc.	133,963	3,312,905
Keysight Technologies, Inc. (a)	152,127	8,683,409
Littelfuse, Inc.	19,596	3,550,011
National Instruments Corp.	89,723	4,393,735
Trimble, Inc. (a)	202,647	7,574,945
Zebra Technologies Corp. Class A (a)	42,869	7,129,115
		71,464,407
IT Services - 3.7%
Booz Allen Hamilton Holding Corp. Class A	113,122	5,604,064
Conduent, Inc. (a)	154,920	2,958,972
CoreLogic, Inc. (a)	66,121	2,685,835
EPAM Systems, Inc. (a)	41,210	4,923,359
Euronet Worldwide, Inc. (a)	39,993	4,446,422
Genpact Ltd.	119,711	3,281,279
GoDaddy, Inc. (a)	130,121	9,520,954
Jack Henry & Associates, Inc.	62,541	9,370,518
Leidos Holdings, Inc.	116,236	7,529,768
Okta, Inc. (a)	69,573	4,060,280
Sabre Corp.	206,364	5,086,873
Switch, Inc. Class A (b)	29,374	260,547
Teradata Corp. (a)	96,530	3,513,692
Twilio, Inc. Class A (a)(b)	58,137	4,373,065
WEX, Inc. (a)	33,511	5,896,596
		73,512,224
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(b)	738,395	13,446,173
Cypress Semiconductor Corp.	290,810	3,763,081
First Solar, Inc. (a)	66,657	2,786,263
Marvell Technology Group Ltd.	443,867	7,283,857
MKS Instruments, Inc.	44,006	3,242,802
Monolithic Power Systems, Inc.	33,028	3,901,267
ON Semiconductor Corp. (a)	344,063	5,849,071
Teradyne, Inc.	151,351	5,214,042
Universal Display Corp. (b)	34,524	4,246,797
Versum Materials, Inc.	88,420	2,790,535
		52,523,888
Software - 6.0%
2U, Inc. (a)(b)	44,392	2,792,701
Aspen Technology, Inc. (a)	58,060	4,928,713
Black Knight, Inc. (a)	115,363	5,626,254
Cadence Design Systems, Inc. (a)	226,964	10,115,785
Ceridian HCM Holding, Inc. (b)	19,140	726,746
DocuSign, Inc.	26,887	1,127,641
Fair Isaac Corp. (a)	23,292	4,488,601
FireEye, Inc. (a)(b)	155,304	2,871,571
Fortinet, Inc. (a)	113,029	9,288,723
Guidewire Software, Inc. (a)	64,983	5,781,538
LogMeIn, Inc.	41,753	3,595,768
Manhattan Associates, Inc. (a)	52,976	2,529,074
Nuance Communications, Inc. (a)	231,673	4,028,793
Nutanix, Inc. Class A (a)	86,446	3,588,373
Parametric Technology Corp. (a)	94,903	7,820,956
Paycom Software, Inc. (a)(b)	40,325	5,048,690
Pegasystems, Inc.	30,651	1,640,442
Pluralsight, Inc. (b)	19,185	429,936
Proofpoint, Inc. (a)	40,862	3,716,399
RealPage, Inc. (a)	58,077	3,078,081
RingCentral, Inc. (a)	54,781	4,258,127
SS&C Technologies Holdings, Inc.	167,586	8,573,700
Tableau Software, Inc. (a)	56,775	6,056,757
Tyler Technologies, Inc. (a)	30,603	6,477,431
Ultimate Software Group, Inc. (a)	24,692	6,583,628
Zendesk, Inc. (a)	84,569	4,648,758
		119,823,186
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. (a)	95,759	2,571,129
Pure Storage, Inc. Class A (a)	133,682	2,697,703
Xerox Corp.	181,292	5,052,608
		10,321,440

TOTAL INFORMATION TECHNOLOGY		337,815,368

MATERIALS - 6.5%
Chemicals - 2.5%
Ashland Global Holdings, Inc.	50,617	3,744,646
Axalta Coating Systems Ltd. (a)	171,694	4,237,408
Cabot Corp.	49,264	2,398,172
CF Industries Holdings, Inc.	189,501	9,101,733
Huntsman Corp.	177,084	3,874,598
NewMarket Corp.	6,277	2,422,671
Olin Corp.	135,540	2,737,908
Platform Specialty Products Corp. (a)	180,750	1,955,715
RPM International, Inc.	106,679	6,525,554
The Chemours Co. LLC	144,643	4,774,665
The Scotts Miracle-Gro Co. Class A	32,648	2,178,928
Valvoline, Inc.	155,227	3,092,122
W.R. Grace & Co.	53,905	3,492,505
		50,536,625
Construction Materials - 0.3%
Eagle Materials, Inc.	37,682	2,782,439
nVent Electric PLC	130,835	3,194,991
		5,977,430
Containers & Packaging - 2.3%
Aptargroup, Inc.	50,511	5,150,102
Ardagh Group SA	14,981	197,450
Avery Dennison Corp.	71,264	6,465,070
Bemis Co., Inc.	73,495	3,363,866
Berry Global Group, Inc. (a)	106,966	4,665,857
Crown Holdings, Inc. (a)(b)	105,006	4,440,704
Graphic Packaging Holding Co.	251,574	2,769,830
Owens-Illinois, Inc. (a)	129,292	2,026,006
Packaging Corp. of America	75,950	6,972,970
Sealed Air Corp.	128,603	4,161,593
Silgan Holdings, Inc.	62,966	1,513,073
Sonoco Products Co.	79,883	4,360,014
		46,086,535
Metals & Mining - 1.3%
Alcoa Corp. (a)	151,829	5,312,497
Reliance Steel & Aluminum Co.	57,008	4,499,071
Royal Gold, Inc.	52,930	4,056,026
Steel Dynamics, Inc.	183,840	7,280,064
United States Steel Corp.	143,145	3,797,637
		24,945,295
Paper & Forest Products - 0.1%
Domtar Corp.	50,678	2,346,898

TOTAL MATERIALS		129,892,783

REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 10.8%
American Campus Communities, Inc.	110,771	4,376,562
American Homes 4 Rent Class A	210,244	4,429,841
Apartment Investment & Management Co. Class A	126,303	5,436,081
Apple Hospitality (REIT), Inc.	176,250	2,849,963
Brandywine Realty Trust (SBI)	143,067	2,011,522
Brixmor Property Group, Inc.	245,219	3,972,548
Camden Property Trust (SBI)	71,934	6,493,482
Colony Capital, Inc.	395,161	2,319,595
Columbia Property Trust, Inc.	96,148	2,158,523
CoreSite Realty Corp.	29,558	2,774,314
Corporate Office Properties Trust (SBI)	83,859	2,166,917
CubeSmart	150,751	4,368,764
CyrusOne, Inc.	84,068	4,474,940
DDR Corp.	124,252	1,544,452
Douglas Emmett, Inc.	130,713	4,730,503
Duke Realty Corp.	290,171	8,000,014
Empire State Realty Trust, Inc.	111,473	1,767,962
EPR Properties	59,971	4,122,407
Equity Commonwealth	95,611	2,847,296
Equity Lifestyle Properties, Inc.	68,600	6,495,734
Forest City Realty Trust, Inc. Class A	173,046	4,353,837
Gaming & Leisure Properties	163,928	5,522,734
Healthcare Trust of America, Inc.	167,723	4,404,406
Highwoods Properties, Inc. (SBI)	82,755	3,528,673
Hospitality Properties Trust (SBI)	131,752	3,375,486
Hudson Pacific Properties, Inc.	125,378	3,798,953
Iron Mountain, Inc.	230,866	7,066,808
JBG SMITH Properties	85,070	3,188,424
Kilroy Realty Corp.	78,481	5,405,771
Kimco Realty Corp.	330,473	5,317,311
Lamar Advertising Co. Class A	67,725	4,965,597
Liberty Property Trust (SBI)	119,915	5,020,841
Life Storage, Inc.	37,289	3,511,132
Medical Properties Trust, Inc.	295,322	4,388,485
National Retail Properties, Inc.	126,565	5,916,914
Omega Healthcare Investors, Inc.	159,311	5,313,022
Outfront Media, Inc.	112,404	1,991,799
Paramount Group, Inc.	168,879	2,413,281
Park Hotels & Resorts, Inc.	163,372	4,749,224
Rayonier, Inc.	104,869	3,167,044
Regency Centers Corp.	123,492	7,824,453
Retail Properties America, Inc.	177,972	2,183,716
Senior Housing Properties Trust (SBI)	191,337	3,074,786
Spirit Realty Capital, Inc.	348,107	2,722,197
Store Capital Corp.	150,553	4,370,554
Sun Communities, Inc.	67,548	6,786,548
Taubman Centers, Inc.	48,141	2,648,236
The Macerich Co.	110,535	5,705,817
Uniti Group, Inc. (b)	133,818	2,561,277
VEREIT, Inc.	786,359	5,764,011
Weingarten Realty Investors (SBI)	97,191	2,733,011
WP Carey, Inc.	85,435	5,639,564
		216,755,332
Real Estate Management & Development - 0.8%
Howard Hughes Corp. (a)	31,497	3,512,545
Jones Lang LaSalle, Inc.	36,847	4,873,384
Realogy Holdings Corp. (b)	100,082	1,908,564
Retail Value, Inc. (a)	12,103	339,005
VICI Properties, Inc.	301,401	6,507,248
		17,140,746

TOTAL REAL ESTATE		233,896,078

UTILITIES - 3.9%
Electric Utilities - 1.6%
Alliant Energy Corp.	188,171	8,087,590
Hawaiian Electric Industries, Inc.	87,954	3,280,684
OGE Energy Corp.	162,072	5,858,903
Pinnacle West Capital Corp.	90,731	7,462,625
Vistra Energy Corp. (a)	333,050	7,536,922
		32,226,724
Gas Utilities - 1.0%
Atmos Energy Corp.	88,455	8,233,391
National Fuel Gas Co.	65,973	3,581,674
UGI Corp.	140,359	7,447,449
		19,262,514
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	246,341	8,915,081
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	157,539	3,932,173
SCANA Corp.	115,796	4,637,630
Vectren Corp.	67,606	4,835,857
		13,405,660
Water Utilities - 0.2%
Aqua America, Inc.	144,634	4,704,944

TOTAL UTILITIES		78,514,923

TOTAL COMMON STOCKS
(Cost $1,889,537,694)		2,006,434,154
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.6% 9/12/19 (c)
(Cost $977,788)	1,000,000	977,742
	Shares	Value

Money Market Funds - 7.2%
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)
(Cost $143,758,747)	143,744,372	143,758,747
TOTAL INVESTMENT IN SECURITIES - 107.0%
(Cost $2,034,274,229)		2,151,170,643
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(140,605,525)
NET ASSETS - 100%		$2,010,565,118

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	23	Dec. 2018	$4,197,040	$29,182	$29,182

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $125,151.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,955
Fidelity Securities Lending Cash Central Fund	87,406
Total	$123,361

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$65,100,792	$65,100,792	$--	$--
Consumer Discretionary	230,642,479	230,642,479	--	--
Consumer Staples	49,380,480	49,380,480	--	--
Energy	82,927,111	82,927,111	--	--
Financials	280,496,906	280,496,906	--	--
Health Care	216,781,484	216,781,484	--	--
Industrials	300,985,750	300,985,750	--	--
Information Technology	337,815,368	337,815,368	--	--
Materials	129,892,783	129,892,783	--	--
Real Estate	233,896,078	233,896,078	--	--
Utilities	78,514,923	78,514,923	--	--
U.S. Government and Government Agency Obligations	977,742	--	977,742	--
Money Market Funds	143,758,747	143,758,747	--	--
Total Investments in Securities:	$2,151,170,643	$2,150,192,901	$977,742	$--
Derivative Instruments:
Assets
Futures Contracts	$29,182	$29,182	$--	$--
Total Assets	$29,182	$29,182	$--	$--
Total Derivative Instruments:	$29,182	$29,182	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

October 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV4-QTLY-1218
1.9867676.103

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 12.0%
Entertainment - 2.5%
The Walt Disney Co.	1,537,673	$176,570,991
Interactive Media & Services - 9.1%
Alphabet, Inc.:
Class A (a)	158,504	172,861,292
Class C (a)	167,196	180,031,637
Facebook, Inc. Class A (a)	1,909,702	289,873,667
		642,766,596
Media - 0.4%
Interpublic Group of Companies, Inc.	385,482	8,927,763
Omnicom Group, Inc. (b)	253,969	18,874,976
		27,802,739

TOTAL COMMUNICATION SERVICES		847,140,326

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.5%
Aptiv PLC	269,825	20,722,560
BorgWarner, Inc.	201,859	7,955,263
Lear Corp.	73,475	9,764,828
		38,442,651
Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	121,601	12,956,587
Las Vegas Sands Corp.	379,714	19,376,805
Starbucks Corp.	2,091,857	121,892,507
		154,225,899
Household Durables - 0.3%
Garmin Ltd.	111,529	7,378,759
Leggett & Platt, Inc. (b)	126,056	4,577,093
NVR, Inc. (a)	4,363	9,768,888
		21,724,740
Internet & Direct Marketing Retail - 1.4%
The Booking Holdings, Inc. (a)	53,554	100,391,257
Leisure Products - 0.2%
Hasbro, Inc.	134,096	12,297,944
Multiline Retail - 0.5%
Dollar General Corp.	267,461	29,789,806
Nordstrom, Inc.	105,982	6,970,436
		36,760,242
Specialty Retail - 4.3%
Best Buy Co., Inc.	273,600	19,195,776
Gap, Inc.	248,426	6,782,030
Lowe's Companies, Inc.	887,667	84,523,652
Ross Stores, Inc.	547,927	54,244,773
TJX Companies, Inc.	926,491	101,802,831
Tractor Supply Co.	145,278	13,349,595
Ulta Beauty, Inc. (a)	72,224	19,826,932
		299,725,589
Textiles, Apparel & Luxury Goods - 2.6%
lululemon athletica, Inc. (a)	100,817	14,187,976
Michael Kors Holdings Ltd. (a)	183,968	10,193,667
NIKE, Inc. Class B	1,695,000	127,192,800
VF Corp.	368,545	30,545,010
		182,119,453

TOTAL CONSUMER DISCRETIONARY		845,687,775

CONSUMER STAPLES - 10.3%
Beverages - 2.7%
Brown-Forman Corp. Class B (non-vtg.)	352,519	16,335,730
Monster Beverage Corp. (a)	438,545	23,177,103
PepsiCo, Inc.	1,327,921	149,231,762
		188,744,595
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	454,821	103,985,725
Food Products - 0.5%
Campbell Soup Co. (b)	211,129	7,898,336
Hormel Foods Corp. (b)	292,570	12,767,755
The Hershey Co.	144,269	15,458,423
		36,124,514
Household Products - 3.0%
Procter & Gamble Co.	2,395,998	212,477,103
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	224,325	30,831,228
Tobacco - 2.2%
Altria Group, Inc.	2,400,582	156,133,853

TOTAL CONSUMER STAPLES		728,297,018

FINANCIALS - 2.4%
Banks - 0.1%
East West Bancorp, Inc.	137,402	7,205,361
Capital Markets - 1.0%
Ameriprise Financial, Inc.	144,969	18,445,856
Eaton Vance Corp. (non-vtg.)	132,641	5,975,477
Franklin Resources, Inc.	321,071	9,792,666
SEI Investments Co.	157,982	8,444,138
T. Rowe Price Group, Inc.	281,224	27,275,916
		69,934,053
Diversified Financial Services - 0.7%
Linde PLC	311,137	51,483,839
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	523,898	44,400,356

TOTAL FINANCIALS		173,023,609

HEALTH CARE - 15.0%
Biotechnology - 3.9%
Amgen, Inc.	652,267	125,750,555
Biogen, Inc. (a)	225,876	68,727,291
Celgene Corp. (a)	718,519	51,445,960
Regeneron Pharmaceuticals, Inc. (a)	78,911	26,769,768
United Therapeutics Corp. (a)	41,538	4,604,903
		277,298,477
Health Care Equipment & Supplies - 1.9%
Align Technology, Inc. (a)	86,710	19,180,252
Edwards Lifesciences Corp. (a)	208,874	30,829,802
Intuitive Surgical, Inc. (a)	103,963	54,183,436
ResMed, Inc.	140,557	14,887,797
Varian Medical Systems, Inc. (a)	97,319	11,616,969
		130,698,256
Health Care Providers & Services - 0.3%
McKesson Corp.	189,321	23,619,688
Health Care Technology - 0.2%
Cerner Corp. (a)	302,050	17,301,424
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (a)	33,202	18,155,518
Waters Corp. (a)	78,386	14,869,040
		33,024,558
Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.	1,591,156	80,417,024
Eli Lilly & Co.	1,059,557	114,898,361
Johnson & Johnson	2,730,001	382,172,840
		577,488,225

TOTAL HEALTH CARE		1,059,430,628

INDUSTRIALS - 10.3%
Aerospace & Defense - 1.5%
General Dynamics Corp.	275,696	47,579,616
Huntington Ingalls Industries, Inc.	47,343	10,343,499
Raytheon Co.	282,353	49,423,069
		107,346,184
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	151,214	13,462,582
Expeditors International of Washington, Inc.	199,458	13,399,588
		26,862,170
Airlines - 0.1%
Southwest Airlines Co.	134,064	6,582,542
Building Products - 0.1%
A.O. Smith Corp.	155,313	7,071,401
Resideo Technologies, Inc. (a)	57	1,200
		7,072,601
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	217,286	10,627,458
Rollins, Inc.	117,072	6,930,662
		17,558,120
Electrical Equipment - 0.8%
Acuity Brands, Inc.	43,575	5,474,763
Fortive Corp.	291,867	21,671,125
Rockwell Automation, Inc.	158,367	26,087,796
		53,233,684
Industrial Conglomerates - 3.5%
3M Co.	703,071	133,766,288
Honeywell International, Inc.	791,147	114,573,909
		248,340,197
Machinery - 1.4%
Cummins, Inc.	168,302	23,005,200
IDEX Corp.	72,791	9,231,355
Illinois Tool Works, Inc.	367,892	46,931,982
Middleby Corp. (a)(b)	52,169	5,858,579
Snap-On, Inc.	55,730	8,579,076
WABCO Holdings, Inc. (a)	49,942	5,366,268
		98,972,460
Professional Services - 0.1%
Robert Half International, Inc.	142,849	8,646,650
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc.	84,178	9,310,929
Old Dominion Freight Lines, Inc.	61,406	8,008,571
Union Pacific Corp.	716,607	104,782,276
		122,101,776
Trading Companies & Distributors - 0.4%
Fastenal Co. (b)	336,884	17,319,206
W.W. Grainger, Inc.	46,845	13,302,575
		30,621,781

TOTAL INDUSTRIALS		727,338,165

INFORMATION TECHNOLOGY - 36.3%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	79,299	13,899,529
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	303,679	27,179,271
Cognex Corp.	187,040	8,012,794
IPG Photonics Corp. (a)	39,481	5,272,688
		40,464,753
IT Services - 13.6%
Accenture PLC Class A	850,141	133,999,224
Automatic Data Processing, Inc.	593,313	85,484,537
Broadridge Financial Solutions, Inc.	128,583	15,036,496
Fiserv, Inc. (a)	391,049	31,010,186
IBM Corp.	1,037,515	119,760,356
Jack Henry & Associates, Inc.	83,668	12,535,976
MasterCard, Inc. Class A	1,360,427	268,915,605
Paychex, Inc.	467,990	30,648,665
Visa, Inc. Class A	1,896,492	261,431,422
		958,822,467
Semiconductors & Semiconductor Equipment - 8.4%
Applied Materials, Inc.	1,156,507	38,025,950
Intel Corp.	4,779,161	224,047,068
KLA-Tencor Corp.	183,940	16,837,868
Maxim Integrated Products, Inc.	308,330	15,422,667
NVIDIA Corp.	717,156	151,197,999
Skyworks Solutions, Inc.	188,219	16,329,880
Texas Instruments, Inc.	1,199,988	111,394,886
Xilinx, Inc.	238,238	20,338,378
		593,594,696
Software - 7.4%
Cadence Design Systems, Inc. (a)	300,809	13,407,057
Citrix Systems, Inc.	123,589	12,664,165
Intuit, Inc.	367,886	77,623,946
Microsoft Corp.	3,609,845	385,567,544
Red Hat, Inc. (a)	180,239	30,936,222
		520,198,934
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	1,877,743	410,962,835
NetApp, Inc.	270,612	21,240,336
		432,203,171

TOTAL INFORMATION TECHNOLOGY		2,559,183,550

MATERIALS - 0.8%
Chemicals - 0.7%
International Flavors & Fragrances, Inc. (b)	77,653	11,233,283
LyondellBasell Industries NV Class A	438,827	39,174,086
		50,407,369
Containers & Packaging - 0.1%
Avery Dennison Corp.	79,313	7,195,275

TOTAL MATERIALS		57,602,644

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Public Storage	169,438	34,814,426
TOTAL COMMON STOCKS
(Cost $5,649,464,815)		7,032,518,141
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $797,127)	800,000	796,892
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.23% (d)	19,109,575	$19,113,397
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	40,547,059	40,551,113
TOTAL MONEY MARKET FUNDS
(Cost $59,664,510)		59,664,510
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $5,709,926,452)		7,092,979,543
NET OTHER ASSETS (LIABILITIES) - (0.5)%(f)		(33,814,311)
NET ASSETS - 100%		$7,059,165,232

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	197	Dec. 2018	$26,704,335	$(40,195)	$(40,195)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $796,892.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $363,168 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$113,257
Fidelity Securities Lending Cash Central Fund	20,004
Total	$133,261

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$847,140,326	$847,140,326	$--	$--
Consumer Discretionary	845,687,775	845,687,775	--	--
Consumer Staples	728,297,018	728,297,018	--	--
Financials	173,023,609	173,023,609	--	--
Health Care	1,059,430,628	1,059,430,628	--	--
Industrials	727,338,165	727,338,165	--	--
Information Technology	2,559,183,550	2,559,183,550	--	--
Materials	57,602,644	57,602,644	--	--
Real Estate	34,814,426	34,814,426	--	--
U.S. Government and Government Agency Obligations	796,892	--	796,892	--
Money Market Funds	59,664,510	59,664,510	--	--
Total Investments in Securities:	$7,092,979,543	$7,092,182,651	$796,892	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(40,195)	$(40,195)	$--	$--
Total Liabilities	$(40,195)	$(40,195)	$--	$--
Total Derivative Instruments:	$(40,195)	$(40,195)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

October 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV9-QTLY-1218
1.9867778.102

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	4,077,300	$125,091,564
CenturyLink, Inc.	533,674	11,015,031
Verizon Communications, Inc.	2,319,904	132,443,319
		268,549,914
Entertainment - 2.1%
Activision Blizzard, Inc.	428,060	29,557,543
Electronic Arts, Inc. (a)	171,142	15,570,499
Netflix, Inc. (a)	244,491	73,782,494
Take-Two Interactive Software, Inc. (a)	63,910	8,236,082
The Walt Disney Co.	835,022	95,885,576
Twenty-First Century Fox, Inc.:
Class A	591,884	26,942,560
Class B	273,406	12,352,483
Viacom, Inc. Class B (non-vtg.)	198,437	6,346,015
		268,673,252
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	167,823	183,024,407
Class C (a)	172,875	186,146,614
Facebook, Inc. Class A (a)	1,354,055	205,532,008
TripAdvisor, Inc. (a)(b)	57,433	2,994,557
Twitter, Inc. (a)	404,224	14,046,784
		591,744,370
Media - 1.3%
CBS Corp. Class B	190,067	10,900,342
Charter Communications, Inc. Class A (a)	100,240	32,113,889
Comcast Corp. Class A	2,567,254	97,915,068
Discovery Communications, Inc.:
Class A (a)(b)	87,607	2,837,591
Class C (non-vtg.) (a)	202,067	5,922,584
DISH Network Corp. Class A (a)	128,618	3,953,717
Interpublic Group of Companies, Inc.	215,481	4,990,540
News Corp.:
Class A	215,475	2,842,115
Class B	69,275	924,129
Omnicom Group, Inc.	125,977	9,362,611
		171,762,586

TOTAL COMMUNICATION SERVICES		1,300,730,122

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Aptiv PLC	148,638	11,415,398
BorgWarner, Inc.	117,268	4,621,532
The Goodyear Tire & Rubber Co.	133,072	2,802,496
		18,839,426
Automobiles - 0.4%
Ford Motor Co.	2,198,038	20,991,263
General Motors Co.	736,702	26,955,926
Harley-Davidson, Inc.	93,513	3,574,067
		51,521,256
Distributors - 0.1%
Genuine Parts Co.	82,396	8,068,216
LKQ Corp. (a)	178,586	4,870,040
		12,938,256
Diversified Consumer Services - 0.0%
H&R Block, Inc.	115,393	3,062,530
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	226,417	12,688,409
Chipotle Mexican Grill, Inc. (a)	13,738	6,324,014
Darden Restaurants, Inc.	69,663	7,422,593
Hilton Worldwide Holdings, Inc.	167,419	11,915,210
Marriott International, Inc. Class A	161,700	18,901,113
McDonald's Corp.	435,578	77,053,748
MGM Mirage, Inc.	286,909	7,654,732
Norwegian Cruise Line Holdings Ltd. (a)	114,397	5,041,476
Royal Caribbean Cruises Ltd.	96,209	10,075,969
Starbucks Corp.	757,463	44,137,369
Wynn Resorts Ltd.	54,899	5,522,839
Yum! Brands, Inc.	178,182	16,109,435
		222,846,907
Household Durables - 0.3%
D.R. Horton, Inc.	192,655	6,927,874
Garmin Ltd.	67,841	4,488,361
Leggett & Platt, Inc.	73,081	2,653,571
Lennar Corp. Class A	163,791	7,039,737
Mohawk Industries, Inc. (a)	35,603	4,440,762
Newell Brands, Inc.	244,066	3,875,768
PulteGroup, Inc.	146,707	3,604,591
Whirlpool Corp.	36,249	3,978,690
		37,009,354
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (a)	230,030	367,590,240
eBay, Inc. (a)	522,254	15,161,034
Expedia, Inc.	66,750	8,372,453
The Booking Holdings, Inc. (a)	26,653	49,963,181
		441,086,908
Leisure Products - 0.1%
Hasbro, Inc.	65,571	6,013,516
Mattel, Inc. (a)(b)	193,229	2,624,050
		8,637,566
Multiline Retail - 0.5%
Dollar General Corp.	149,086	16,605,199
Dollar Tree, Inc. (a)	133,564	11,259,445
Kohl's Corp.	93,603	7,088,555
Macy's, Inc.	172,353	5,909,984
Nordstrom, Inc.	64,357	4,232,760
Target Corp.	295,524	24,714,672
		69,810,615
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	41,594	6,645,057
AutoZone, Inc. (a)	14,843	10,886,895
Best Buy Co., Inc.	136,475	9,575,086
CarMax, Inc. (a)	99,133	6,732,122
Foot Locker, Inc.	65,640	3,094,270
Gap, Inc.	121,827	3,325,877
Home Depot, Inc.	642,383	112,982,322
L Brands, Inc.	128,183	4,155,693
Lowe's Companies, Inc.	455,341	43,357,570
O'Reilly Automotive, Inc. (a)	45,233	14,508,485
Ross Stores, Inc.	211,413	20,929,887
Tiffany & Co., Inc.	61,169	6,808,110
TJX Companies, Inc.	352,075	38,686,001
Tractor Supply Co.	68,389	6,284,265
Ulta Beauty, Inc. (a)	31,881	8,751,972
		296,723,612
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	202,410	3,473,356
Michael Kors Holdings Ltd. (a)	83,838	4,645,464
NIKE, Inc. Class B	718,939	53,949,183
PVH Corp.	43,072	5,202,667
Ralph Lauren Corp.	31,020	4,020,502
Tapestry, Inc.	161,723	6,842,500
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	104,475	2,309,942
Class C (non-vtg.) (a)(b)	107,096	2,123,714
VF Corp.	182,529	15,128,004
		97,695,332

TOTAL CONSUMER DISCRETIONARY		1,260,171,762

CONSUMER STAPLES - 7.3%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	94,626	4,384,969
Constellation Brands, Inc. Class A (sub. vtg.)	94,249	18,777,228
Molson Coors Brewing Co. Class B	105,091	6,725,824
Monster Beverage Corp. (a)	223,357	11,804,417
PepsiCo, Inc.	794,080	89,238,710
The Coca-Cola Co.	2,149,043	102,896,179
		233,827,327
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	246,223	56,293,964
Kroger Co.	447,300	13,311,648
Sysco Corp.	268,487	19,151,178
Walgreens Boots Alliance, Inc.	473,617	37,780,428
Walmart, Inc.	805,735	80,799,106
		207,336,324
Food Products - 1.1%
Archer Daniels Midland Co.	314,270	14,849,258
Campbell Soup Co. (b)	108,032	4,041,477
Conagra Brands, Inc.	263,345	9,375,082
General Mills, Inc.	334,613	14,656,049
Hormel Foods Corp. (b)	152,656	6,661,908
Kellogg Co.	142,089	9,303,988
McCormick & Co., Inc. (non-vtg.)	68,095	9,805,680
Mondelez International, Inc.	823,409	34,566,710
The Hershey Co.	78,476	8,408,703
The J.M. Smucker Co.	63,859	6,917,207
The Kraft Heinz Co.	349,122	19,191,236
Tyson Foods, Inc. Class A	166,146	9,955,468
		147,732,766
Household Products - 1.5%
Church & Dwight Co., Inc.	137,787	8,180,414
Clorox Co.	71,915	10,675,782
Colgate-Palmolive Co.	487,196	29,012,522
Kimberly-Clark Corp.	195,199	20,359,256
Procter & Gamble Co.	1,397,553	123,935,000
		192,162,974
Personal Products - 0.2%
Coty, Inc. Class A	252,922	2,668,327
Estee Lauder Companies, Inc. Class A	125,846	17,296,274
		19,964,601
Tobacco - 1.1%
Altria Group, Inc.	1,058,446	68,841,328
Philip Morris International, Inc.	872,789	76,866,527
		145,707,855

TOTAL CONSUMER STAPLES		946,731,847

ENERGY - 5.7%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	233,798	6,240,069
Halliburton Co.	494,022	17,132,683
Helmerich & Payne, Inc.	61,168	3,810,155
National Oilwell Varco, Inc.	214,823	7,905,486
Schlumberger Ltd.	777,121	39,874,079
TechnipFMC PLC	239,871	6,308,607
		81,271,079
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	287,509	15,295,479
Apache Corp.	214,749	8,123,955
Cabot Oil & Gas Corp.	247,702	6,001,819
Chevron Corp.	1,075,832	120,116,643
Cimarex Energy Co.	53,538	4,254,665
Concho Resources, Inc. (a)	112,440	15,639,280
ConocoPhillips Co.	652,466	45,607,373
Devon Energy Corp.	285,669	9,255,676
EOG Resources, Inc.	325,196	34,256,147
EQT Corp.	148,224	5,035,169
Exxon Mobil Corp.	2,377,100	189,407,328
Hess Corp.	141,340	8,112,916
HollyFrontier Corp.	91,002	6,137,175
Kinder Morgan, Inc.	1,065,576	18,136,104
Marathon Oil Corp.	479,567	9,106,977
Marathon Petroleum Corp.	376,448	26,520,762
Newfield Exploration Co. (a)	112,211	2,266,662
Noble Energy, Inc.	271,251	6,740,587
Occidental Petroleum Corp.	429,359	28,797,108
ONEOK, Inc.	230,901	15,147,106
Phillips 66 Co.	239,810	24,657,264
Pioneer Natural Resources Co.	95,673	14,089,763
The Williams Companies, Inc.	679,012	16,520,362
Valero Energy Corp.	239,966	21,858,503
		651,084,823

TOTAL ENERGY		732,355,902

FINANCIALS - 13.9%
Banks - 6.0%
Bank of America Corp.	5,215,486	143,425,865
BB&T Corp.	434,852	21,377,324
Citigroup, Inc.	1,412,981	92,493,736
Citizens Financial Group, Inc.	267,257	9,982,049
Comerica, Inc.	96,259	7,850,884
Fifth Third Bancorp	374,183	10,099,199
Huntington Bancshares, Inc.	617,696	8,851,584
JPMorgan Chase & Co.	1,887,010	205,721,830
KeyCorp	590,755	10,728,111
M&T Bank Corp.	80,744	13,355,865
Peoples United Financial, Inc.	209,580	3,282,023
PNC Financial Services Group, Inc.	260,699	33,497,215
Regions Financial Corp.	619,099	10,506,110
SunTrust Banks, Inc.	258,704	16,210,393
SVB Financial Group (a)	29,880	7,088,432
U.S. Bancorp	859,797	44,941,589
Wells Fargo & Co.	2,433,662	129,543,828
Zions Bancorporation	109,179	5,136,872
		774,092,909
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	30,000	3,409,800
Ameriprise Financial, Inc.	79,651	10,134,793
Bank of New York Mellon Corp.	516,512	24,446,513
BlackRock, Inc. Class A	68,992	28,384,689
Brighthouse Financial, Inc. (a)	67,252	2,665,197
Cboe Global Markets, Inc.	62,782	7,084,949
Charles Schwab Corp.	675,122	31,217,641
CME Group, Inc.	191,228	35,040,619
E*TRADE Financial Corp.	145,799	7,205,387
Franklin Resources, Inc.	171,635	5,234,868
Goldman Sachs Group, Inc.	197,142	44,429,893
IntercontinentalExchange, Inc.	321,961	24,803,875
Invesco Ltd.	230,676	5,007,976
Moody's Corp.	93,737	13,636,859
Morgan Stanley	744,514	33,994,509
MSCI, Inc.	49,876	7,500,353
Northern Trust Corp.	125,365	11,793,086
Raymond James Financial, Inc.	73,720	5,653,587
S&P Global, Inc.	141,207	25,744,860
State Street Corp.	213,025	14,645,469
T. Rowe Price Group, Inc.	136,543	13,243,306
The NASDAQ OMX Group, Inc.	64,657	5,606,408
		360,884,637
Consumer Finance - 0.7%
American Express Co.	396,426	40,724,843
Capital One Financial Corp.	268,617	23,987,498
Discover Financial Services	192,392	13,403,951
Synchrony Financial	382,599	11,049,459
		89,165,751
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	1,094,520	224,683,066
Jefferies Financial Group, Inc.	162,824	3,495,831
Linde PLC	309,207	51,164,482
		279,343,379
Insurance - 2.3%
AFLAC, Inc.	431,090	18,567,046
Allstate Corp.	194,396	18,607,585
American International Group, Inc.	498,823	20,596,402
Aon PLC	136,240	21,277,963
Arthur J. Gallagher & Co.	102,533	7,588,467
Assurant, Inc.	29,637	2,881,013
Chubb Ltd.	260,100	32,489,091
Cincinnati Financial Corp.	84,930	6,678,895
Everest Re Group Ltd.	22,939	4,997,491
Hartford Financial Services Group, Inc.	201,240	9,140,321
Lincoln National Corp.	121,658	7,322,595
Loews Corp.	156,121	7,268,994
Marsh & McLennan Companies, Inc.	283,525	24,028,744
MetLife, Inc.	558,559	23,007,045
Principal Financial Group, Inc.	148,685	6,998,603
Progressive Corp.	327,388	22,818,944
Prudential Financial, Inc.	234,128	21,956,524
The Travelers Companies, Inc.	150,293	18,806,163
Torchmark Corp.	58,212	4,928,228
Unum Group	122,794	4,452,510
Willis Group Holdings PLC	73,423	10,511,237
		294,923,861

TOTAL FINANCIALS		1,798,410,537

HEALTH CARE - 15.0%
Biotechnology - 2.4%
AbbVie, Inc.	850,199	66,187,992
Alexion Pharmaceuticals, Inc. (a)	125,126	14,022,871
Amgen, Inc.	363,416	70,062,971
Biogen, Inc. (a)	113,102	34,413,546
Celgene Corp. (a)	394,908	28,275,413
Gilead Sciences, Inc.	727,839	49,624,063
Incyte Corp. (a)	99,063	6,421,264
Regeneron Pharmaceuticals, Inc. (a)	43,505	14,758,636
Vertex Pharmaceuticals, Inc. (a)	143,486	24,315,138
		308,081,894
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	984,973	67,904,039
Abiomed, Inc. (a)	25,197	8,597,216
Align Technology, Inc. (a)	41,038	9,077,606
Baxter International, Inc.	278,969	17,438,352
Becton, Dickinson & Co.	150,225	34,626,863
Boston Scientific Corp. (a)	776,453	28,061,011
Danaher Corp.	345,735	34,366,059
Dentsply Sirona, Inc.	124,837	4,323,105
Edwards Lifesciences Corp. (a)	117,561	17,352,004
Hologic, Inc. (a)	152,786	5,957,126
IDEXX Laboratories, Inc. (a)	48,617	10,312,638
Intuitive Surgical, Inc. (a)	63,865	33,285,161
Medtronic PLC	758,253	68,106,284
ResMed, Inc.	80,142	8,488,641
Stryker Corp.	174,283	28,272,188
The Cooper Companies, Inc.	27,590	7,126,773
Varian Medical Systems, Inc. (a)	51,399	6,135,499
Zimmer Biomet Holdings, Inc.	114,249	12,977,544
		402,408,109
Health Care Providers & Services - 3.5%
Aetna, Inc.	183,653	36,436,755
AmerisourceBergen Corp.	89,892	7,910,496
Anthem, Inc.	145,953	40,220,268
Cardinal Health, Inc.	173,395	8,773,787
Centene Corp. (a)	115,244	15,018,598
Cigna Corp.	136,639	29,214,785
CVS Health Corp.	571,599	41,378,052
DaVita HealthCare Partners, Inc. (a)	71,217	4,795,753
Express Scripts Holding Co. (a)	315,668	30,610,326
HCA Holdings, Inc.	151,546	20,235,937
Henry Schein, Inc. (a)(b)	85,965	7,135,095
Humana, Inc.	77,348	24,783,073
Laboratory Corp. of America Holdings (a)	57,213	9,185,547
McKesson Corp.	112,163	13,993,456
Quest Diagnostics, Inc.	76,733	7,221,343
UnitedHealth Group, Inc.	540,387	141,230,142
Universal Health Services, Inc. Class B	48,335	5,875,603
Wellcare Health Plans, Inc. (a)	28,059	7,744,003
		451,763,019
Health Care Technology - 0.1%
Cerner Corp. (a)	184,723	10,580,933
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	178,976	11,595,855
Illumina, Inc. (a)	82,534	25,680,454
Mettler-Toledo International, Inc. (a)	14,157	7,741,331
PerkinElmer, Inc.	62,172	5,376,635
Quintiles Transnational Holdings, Inc. (a)	90,995	11,186,015
Thermo Fisher Scientific, Inc.	226,152	52,840,415
Waters Corp. (a)	43,270	8,207,886
		122,628,591
Pharmaceuticals - 4.9%
Allergan PLC	179,148	28,307,175
Bristol-Myers Squibb Co.	916,229	46,306,214
Eli Lilly & Co.	536,669	58,196,386
Johnson & Johnson	1,506,252	210,860,217
Merck & Co., Inc.	1,493,209	109,915,114
Mylan NV (a)	289,469	9,045,906
Nektar Therapeutics (a)	96,834	3,745,539
Perrigo Co. PLC	70,680	4,968,804
Pfizer, Inc.	3,291,324	141,724,411
Zoetis, Inc. Class A	270,524	24,387,739
		637,457,505

TOTAL HEALTH CARE		1,932,920,051

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.6%
Arconic, Inc.	241,329	4,906,219
General Dynamics Corp.	156,368	26,985,989
Harris Corp.	65,976	9,811,291
Huntington Ingalls Industries, Inc.	24,321	5,313,652
L3 Technologies, Inc.	43,979	8,332,701
Lockheed Martin Corp.	139,106	40,876,298
Northrop Grumman Corp.	97,762	25,608,756
Raytheon Co.	160,161	28,034,581
Rockwell Collins, Inc.	92,286	11,814,454
Textron, Inc.	139,473	7,479,937
The Boeing Co.	299,982	106,451,613
TransDigm Group, Inc. (a)	27,185	8,977,846
United Technologies Corp.	422,264	52,449,411
		337,042,748
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	77,788	6,925,466
Expeditors International of Washington, Inc.	97,883	6,575,780
FedEx Corp.	136,593	30,096,902
United Parcel Service, Inc. Class B	389,308	41,476,874
		85,075,022
Airlines - 0.4%
Alaska Air Group, Inc.	69,141	4,246,640
American Airlines Group, Inc.	230,114	8,072,399
Delta Air Lines, Inc.	353,219	19,331,676
Southwest Airlines Co.	289,553	14,217,052
United Continental Holdings, Inc. (a)	128,567	10,993,764
		56,861,531
Building Products - 0.3%
A.O. Smith Corp.	81,156	3,695,033
Allegion PLC	53,340	4,572,838
Fortune Brands Home & Security, Inc.	79,964	3,584,786
Johnson Controls International PLC	519,305	16,602,181
Masco Corp.	172,636	5,179,080
Resideo Technologies, Inc. (a)	67	1,410
		33,635,328
Commercial Services & Supplies - 0.4%
Cintas Corp.	48,334	8,790,505
Copart, Inc. (a)	114,765	5,613,156
Republic Services, Inc.	122,394	8,895,596
Rollins, Inc.	55,124	3,263,341
Stericycle, Inc. (a)	48,223	2,409,703
Waste Management, Inc.	221,451	19,813,221
		48,785,522
Construction & Engineering - 0.1%
Fluor Corp.	78,951	3,462,791
Jacobs Engineering Group, Inc.	66,925	5,025,398
Quanta Services, Inc. (a)	83,548	2,606,698
		11,094,887
Electrical Equipment - 0.6%
AMETEK, Inc.	130,201	8,733,883
Eaton Corp. PLC	243,280	17,435,878
Emerson Electric Co.	352,857	23,951,933
Fortive Corp.	172,688	12,822,084
Rockwell Automation, Inc.	69,152	11,391,409
		74,335,187
Industrial Conglomerates - 1.5%
3M Co.	329,357	62,663,463
General Electric Co.	4,879,667	49,284,637
Honeywell International, Inc.	416,943	60,381,685
Roper Technologies, Inc.	58,024	16,414,990
		188,744,775
Machinery - 1.3%
Caterpillar, Inc.	333,687	40,482,907
Cummins, Inc.	84,357	11,530,758
Deere & Co.	180,606	24,461,277
Dover Corp.	82,930	6,869,921
Flowserve Corp.	73,468	3,372,181
Illinois Tool Works, Inc.	173,223	22,098,058
Ingersoll-Rand PLC	137,732	13,214,008
PACCAR, Inc.	196,815	11,259,786
Parker Hannifin Corp.	74,315	11,268,383
Pentair PLC	90,603	3,637,710
Snap-On, Inc.	31,668	4,874,972
Stanley Black & Decker, Inc.	85,909	10,010,117
Xylem, Inc.	100,848	6,613,612
		169,693,690
Professional Services - 0.3%
Equifax, Inc.	67,606	6,857,953
IHS Markit Ltd. (a)	200,292	10,521,339
Nielsen Holdings PLC	200,005	5,196,130
Robert Half International, Inc.	68,749	4,161,377
Verisk Analytics, Inc. (a)	92,476	11,082,324
		37,819,123
Road & Rail - 1.0%
CSX Corp.	458,077	31,543,182
J.B. Hunt Transport Services, Inc.	49,115	5,432,610
Kansas City Southern	57,358	5,848,222
Norfolk Southern Corp.	157,225	26,387,072
Union Pacific Corp.	415,195	60,709,813
		129,920,899
Trading Companies & Distributors - 0.2%
Fastenal Co.	161,112	8,282,768
United Rentals, Inc. (a)	46,459	5,578,332
W.W. Grainger, Inc.	25,529	7,249,470
		21,110,570

TOTAL INDUSTRIALS		1,194,119,282

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	28,987	6,677,155
Cisco Systems, Inc.	2,566,606	117,422,225
F5 Networks, Inc. (a)	34,147	5,985,286
Juniper Networks, Inc.	193,590	5,666,379
Motorola Solutions, Inc.	91,107	11,166,074
		146,917,119
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	168,635	15,092,833
Corning, Inc.	454,788	14,530,477
FLIR Systems, Inc.	77,493	3,588,701
IPG Photonics Corp. (a)	20,223	2,700,782
TE Connectivity Ltd.	195,644	14,755,470
		50,668,263
IT Services - 4.6%
Accenture PLC Class A	359,752	56,704,110
Akamai Technologies, Inc. (a)	95,170	6,876,033
Alliance Data Systems Corp.	26,530	5,469,955
Automatic Data Processing, Inc.	245,965	35,438,637
Broadridge Financial Solutions, Inc.	65,313	7,637,702
Cognizant Technology Solutions Corp. Class A	325,776	22,488,317
DXC Technology Co.	157,860	11,496,944
Fidelity National Information Services, Inc.	184,619	19,218,838
Fiserv, Inc. (a)	227,349	18,028,776
FleetCor Technologies, Inc. (a)	49,627	9,926,889
Gartner, Inc. (a)	50,990	7,522,045
Global Payments, Inc.	88,814	10,145,223
IBM Corp.	512,480	59,155,566
MasterCard, Inc. Class A	512,216	101,249,737
Paychex, Inc.	179,740	11,771,173
PayPal Holdings, Inc. (a)	664,581	55,951,074
The Western Union Co.	251,114	4,530,097
Total System Services, Inc.	94,227	8,588,791
VeriSign, Inc. (a)	60,238	8,586,325
Visa, Inc. Class A	997,514	137,507,305
		598,293,537
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)(b)	481,668	8,771,174
Analog Devices, Inc.	208,678	17,468,435
Applied Materials, Inc.	551,907	18,146,702
Broadcom, Inc.	242,370	54,167,271
Intel Corp.	2,588,878	121,366,601
KLA-Tencor Corp.	87,659	8,024,305
Lam Research Corp.	88,474	12,539,420
Microchip Technology, Inc. (b)	132,256	8,699,800
Micron Technology, Inc. (a)	651,184	24,562,660
NVIDIA Corp.	341,366	71,970,194
Qorvo, Inc. (a)	70,543	5,185,616
Qualcomm, Inc.	789,643	49,660,648
Skyworks Solutions, Inc.	100,491	8,718,599
Texas Instruments, Inc.	545,845	50,670,791
Xilinx, Inc.	142,001	12,122,625
		472,074,841
Software - 6.0%
Adobe, Inc. (a)	274,925	67,565,568
ANSYS, Inc. (a)	47,330	7,078,202
Autodesk, Inc. (a)	122,744	15,864,662
CA Technologies, Inc.	176,094	7,811,530
Cadence Design Systems, Inc. (a)	158,785	7,077,047
Citrix Systems, Inc.	72,359	7,414,627
Fortinet, Inc. (a)	80,721	6,633,652
Intuit, Inc.	145,234	30,644,374
Microsoft Corp.	4,305,373	459,856,890
Oracle Corp.	1,587,024	77,510,252
Red Hat, Inc. (a)	99,588	17,093,284
Salesforce.com, Inc. (a)	424,855	58,307,100
Symantec Corp.	348,967	6,333,751
Synopsys, Inc. (a)	83,427	7,469,219
		776,660,158
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	2,576,206	563,828,434
Hewlett Packard Enterprise Co.	826,262	12,600,496
HP, Inc.	888,447	21,447,111
NetApp, Inc.	145,568	11,425,632
Seagate Technology LLC	146,731	5,902,988
Western Digital Corp.	163,584	7,045,563
Xerox Corp.	124,608	3,472,825
		625,723,049

TOTAL INFORMATION TECHNOLOGY		2,670,336,967

MATERIALS - 2.1%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	123,112	19,002,337
Albemarle Corp. U.S. (b)	60,890	6,041,506
CF Industries Holdings, Inc.	131,083	6,295,916
DowDuPont, Inc.	1,295,489	69,852,767
Eastman Chemical Co.	79,323	6,214,957
Ecolab, Inc.	142,742	21,860,937
FMC Corp.	75,589	5,901,989
International Flavors & Fragrances, Inc. (b)	56,828	8,220,738
LyondellBasell Industries NV Class A	179,243	16,001,023
PPG Industries, Inc.	135,883	14,279,944
Sherwin-Williams Co.	46,138	18,153,919
The Mosaic Co.	199,104	6,160,278
		197,986,311
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	35,378	6,059,544
Vulcan Materials Co.	74,263	7,510,960
		13,570,504
Containers & Packaging - 0.3%
Avery Dennison Corp.	49,081	4,452,628
Ball Corp.	193,091	8,650,477
International Paper Co.	229,567	10,413,159
Packaging Corp. of America	53,056	4,871,071
Sealed Air Corp.	89,164	2,885,347
WestRock Co.	143,234	6,154,765
		37,427,447
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	813,549	9,477,846
Newmont Mining Corp.	299,480	9,259,922
Nucor Corp.	177,614	10,500,540
		29,238,308

TOTAL MATERIALS		278,222,570

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	59,379	7,257,895
American Tower Corp.	247,509	38,564,377
Apartment Investment & Management Co. Class A	88,345	3,802,369
AvalonBay Communities, Inc.	77,604	13,610,190
Boston Properties, Inc.	86,700	10,469,892
Crown Castle International Corp.	232,915	25,327,177
Digital Realty Trust, Inc.	115,715	11,948,731
Duke Realty Corp.	200,589	5,530,239
Equinix, Inc.	44,640	16,906,954
Equity Residential (SBI)	206,772	13,431,909
Essex Property Trust, Inc.	37,084	9,299,926
Extra Space Storage, Inc.	71,026	6,396,602
Federal Realty Investment Trust (SBI)	41,262	5,118,551
HCP, Inc.	263,790	7,267,415
Host Hotels & Resorts, Inc.	416,421	7,957,805
Iron Mountain, Inc.	160,659	4,917,772
Kimco Realty Corp.	236,590	3,806,733
Mid-America Apartment Communities, Inc.	63,899	6,243,571
Prologis, Inc.	353,446	22,786,664
Public Storage	84,132	17,286,602
Realty Income Corp.	162,851	9,815,030
Regency Centers Corp.	95,131	6,027,500
SBA Communications Corp. Class A (a)	64,480	10,456,722
Simon Property Group, Inc.	173,608	31,860,540
SL Green Realty Corp.	48,603	4,435,510
The Macerich Co.	59,395	3,065,970
UDR, Inc.	150,282	5,889,552
Ventas, Inc.	200,127	11,615,371
Vornado Realty Trust	97,198	6,617,240
Welltower, Inc.	208,879	13,800,636
Weyerhaeuser Co.	425,405	11,328,535
		352,843,980
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	177,427	7,148,534

TOTAL REAL ESTATE		359,992,514

UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	131,254	5,641,297
American Electric Power Co., Inc.	276,760	20,303,114
Duke Energy Corp.	399,955	33,048,282
Edison International	182,929	12,693,443
Entergy Corp.	101,545	8,524,703
Evergy, Inc.	152,545	8,540,995
Eversource Energy	177,918	11,255,093
Exelon Corp.	542,315	23,758,820
FirstEnergy Corp.	272,881	10,173,004
NextEra Energy, Inc.	264,784	45,675,240
PG&E Corp.	290,357	13,591,611
Pinnacle West Capital Corp.	62,870	5,171,058
PPL Corp.	392,780	11,940,512
Southern Co.	569,395	25,639,857
Xcel Energy, Inc.	285,833	14,008,675
		249,965,704
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	170,360	6,165,328
The AES Corp.	371,505	5,416,543
		11,581,871
Multi-Utilities - 1.0%
Ameren Corp.	137,021	8,848,816
CenterPoint Energy, Inc.	276,295	7,462,728
CMS Energy Corp.	159,044	7,875,859
Consolidated Edison, Inc.	174,669	13,274,844
Dominion Resources, Inc.	367,060	26,215,425
DTE Energy Co.	102,058	11,471,319
NiSource, Inc.	203,828	5,169,078
Public Service Enterprise Group, Inc.	283,716	15,158,946
SCANA Corp.	80,077	3,207,084
Sempra Energy	153,534	16,907,164
WEC Energy Group, Inc.	177,162	12,117,881
		127,709,144
Water Utilities - 0.1%
American Water Works Co., Inc.	101,338	8,971,453

TOTAL UTILITIES		398,228,172

TOTAL COMMON STOCKS
(Cost $11,149,799,914)		12,872,219,726
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.02% 11/8/18 (c)
(Cost $1,549,398)	1,550,000	1,549,367
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.23% (d)	556	$556
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	57,223,306	57,229,028
TOTAL MONEY MARKET FUNDS
(Cost $57,229,584)		57,229,584
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $11,208,578,896)		12,930,998,677
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(31,202,047)
NET ASSETS - 100%		$12,899,796,630

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	207	Dec. 2018	$28,059,885	$(94,435)	$(94,435)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $500,795.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$109,085
Fidelity Securities Lending Cash Central Fund	28,830
Total	$137,915

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,300,730,122	$1,300,730,122	$--	$--
Consumer Discretionary	1,260,171,762	1,260,171,762	--	--
Consumer Staples	946,731,847	946,731,847	--	--
Energy	732,355,902	732,355,902	--	--
Financials	1,798,410,537	1,798,410,537	--	--
Health Care	1,932,920,051	1,932,920,051	--	--
Industrials	1,194,119,282	1,194,119,282	--	--
Information Technology	2,670,336,967	2,670,336,967	--	--
Materials	278,222,570	278,222,570	--	--
Real Estate	359,992,514	359,992,514	--	--
Utilities	398,228,172	398,228,172	--	--
U.S. Government and Government Agency Obligations	1,549,367	--	1,549,367	--
Money Market Funds	57,229,584	57,229,584	--	--
Total Investments in Securities:	$12,930,998,677	$12,929,449,310	$1,549,367	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(94,435)	$(94,435)	$--	$--
Total Liabilities	$(94,435)	$(94,435)	$--	$--
Total Derivative Instruments:	$(94,435)	$(94,435)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

October 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV8-QTLY-1218
1.9867773.102

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.7%
REITs - Apartments - 17.7%
American Campus Communities, Inc.	19,744	$780,085
American Homes 4 Rent Class A	37,028	780,180
Apartment Investment & Management Co. Class A	22,672	975,803
AvalonBay Communities, Inc.	19,915	3,492,693
Camden Property Trust (SBI)	13,372	1,207,090
Equity Residential (SBI)	53,064	3,447,037
Essex Property Trust, Inc.	9,517	2,386,673
Independence Realty Trust, Inc.	12,630	125,163
Mid-America Apartment Communities, Inc.	16,398	1,602,249
UDR, Inc.	38,567	1,511,441
		16,308,414
REITs - Diversified - 10.8%
Apple Hospitality (REIT), Inc.	31,198	504,472
Cousins Properties, Inc.	60,572	503,353
Digital Realty Trust, Inc.	29,696	3,066,409
Duke Realty Corp.	51,478	1,419,248
Forest City Realty Trust, Inc. Class A	38,499	968,635
Liberty Property Trust (SBI)	21,298	891,747
NorthStar Realty Europe Corp.	7,177	96,315
PS Business Parks, Inc.	2,875	375,475
TIER REIT, Inc.	7,316	158,538
Vornado Realty Trust	24,944	1,698,188
Washington REIT (SBI)	11,334	315,879
		9,998,259
REITs - Health Care - 10.6%
HCP, Inc.	67,697	1,865,052
Healthcare Realty Trust, Inc.	18,044	502,706
LTC Properties, Inc.	5,711	244,259
Senior Housing Properties Trust (SBI)	34,241	550,253
Universal Health Realty Income Trust (SBI)	1,822	116,790
Ventas, Inc.	51,358	2,980,818
Welltower, Inc.	53,604	3,541,616
		9,801,494
REITs - Hotels - 7.9%
Ashford Hospitality Trust, Inc.	12,219	62,928
Braemar Hotels & Resorts, Inc.	4,403	46,848
Chatham Lodging Trust	6,611	128,915
Chesapeake Lodging Trust	8,702	255,752
DiamondRock Hospitality Co.	29,947	312,946
Hersha Hospitality Trust	5,220	91,663
Hospitality Properties Trust (SBI)	23,683	606,758
Host Hotels & Resorts, Inc.	106,866	2,042,209
LaSalle Hotel Properties (SBI)	15,907	525,090
Park Hotels & Resorts, Inc.	28,987	842,652
Pebblebrook Hotel Trust (a)	9,948	335,347
RLJ Lodging Trust	25,259	491,035
Ryman Hospitality Properties, Inc.	7,395	573,778
Summit Hotel Properties, Inc.	15,092	173,860
Sunstone Hotel Investors, Inc.	32,887	475,875
Xenia Hotels & Resorts, Inc.	16,128	331,430
		7,297,086
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	5,443	208,793
Retail Properties America, Inc.	31,634	388,149
		596,942
REITs - Manufactured Homes - 2.7%
Equity Lifestyle Properties, Inc.	12,838	1,215,630
Sun Communities, Inc.	12,442	1,250,048
		2,465,678
REITs - Office Property - 13.4%
Alexandria Real Estate Equities, Inc.	15,238	1,862,541
Boston Properties, Inc.	22,250	2,686,910
Brandywine Realty Trust (SBI)	25,734	361,820
Columbia Property Trust, Inc.	16,998	381,605
Corporate Office Properties Trust (SBI)	14,879	384,473
Douglas Emmett, Inc.	23,259	841,743
Easterly Government Properties, Inc.	8,701	158,097
Equity Commonwealth	17,504	521,269
Franklin Street Properties Corp.	15,451	107,539
Highwoods Properties, Inc. (SBI)	14,907	635,634
Hudson Pacific Properties, Inc.	22,579	684,144
JBG SMITH Properties	15,604	584,838
Kilroy Realty Corp.	14,503	998,967
Mack-Cali Realty Corp.	13,013	264,164
Paramount Group, Inc.	29,802	425,871
Piedmont Office Realty Trust, Inc. Class A	18,497	333,316
SL Green Realty Corp.	12,473	1,138,286
		12,371,217
REITs - Regional Malls - 10.7%
CBL & Associates Properties, Inc. (a)	24,879	82,101
Pennsylvania Real Estate Investment Trust (SBI) (a)	9,238	82,680
Simon Property Group, Inc.	44,553	8,176,371
Tanger Factory Outlet Centers, Inc.	13,531	301,200
Taubman Centers, Inc.	8,788	483,428
The Macerich Co.	15,243	786,844
		9,912,624
REITs - Shopping Centers - 7.6%
Acadia Realty Trust (SBI)	11,743	326,925
Brixmor Property Group, Inc.	43,604	706,385
Cedar Realty Trust, Inc.	12,712	47,924
DDR Corp.	21,017	261,241
Federal Realty Investment Trust (SBI)	10,589	1,313,565
Kimco Realty Corp.	60,715	976,904
Kite Realty Group Trust	12,056	190,967
Ramco-Gershenson Properties Trust (SBI)	11,549	153,371
Regency Centers Corp.	24,413	1,546,808
Retail Opportunity Investments Corp.	16,249	285,820
Saul Centers, Inc.	1,653	78,947
Seritage Growth Properties (a)	4,011	152,498
Urban Edge Properties	16,429	336,630
Washington Prime Group, Inc.	26,807	171,565
Weingarten Realty Investors (SBI)	17,162	482,595
		7,032,145
REITs - Storage - 8.4%
CubeSmart	26,784	776,200
Extra Space Storage, Inc.	18,227	1,641,524
Life Storage, Inc.	6,714	632,190
National Storage Affiliates Trust	8,142	216,821
Public Storage	21,591	4,436,303
		7,703,038
REITs - Warehouse/Industrial - 8.2%
EastGroup Properties, Inc.	5,149	493,223
First Industrial Realty Trust, Inc.	18,153	557,297
Prologis, Inc.	90,705	5,847,751
QTS Realty Trust, Inc. Class A	7,351	281,690
Rexford Industrial Realty, Inc.	13,154	416,587
		7,596,548
Residential REITs - 1.0%
Invitation Homes, Inc.	42,752	935,414

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		92,018,859

Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Retail Value, Inc. (b)	2,208	61,846
TOTAL COMMON STOCKS
(Cost $99,160,067)		92,080,705

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.23% (c)	157,103	157,135
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	672,226	672,293
TOTAL MONEY MARKET FUNDS
(Cost $829,428)		829,428
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $99,989,495)		92,910,133
NET OTHER ASSETS (LIABILITIES) - (0.7)%(e)		(637,513)
NET ASSETS - 100%		$92,272,620

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Dec. 2018	$135,555	$(9,861)	$(9,861)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $6,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$394
Fidelity Securities Lending Cash Central Fund	822
Total	$1,216

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Momentum Index Fund

October 31, 2018

SY1-QTLY-1218
1.9878816.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 5.1%
Entertainment - 4.3%
Electronic Arts, Inc. (a)	26,504	$2,411,334
Live Nation Entertainment, Inc. (a)	7,771	406,423
Netflix, Inc. (a)	271,684	81,988,798
Take-Two Interactive Software, Inc. (a)	23,719	3,056,668
Twenty-First Century Fox, Inc.:
Class A	614,892	27,989,884
Class B	263,982	11,926,707
		127,779,814
Interactive Media & Services - 0.7%
IAC/InterActiveCorp (a)	32,109	6,312,308
TripAdvisor, Inc. (a)(b)	30,280	1,578,799
Twitter, Inc. (a)	314,667	10,934,678
Zillow Group, Inc. Class C (a)(b)	30,339	1,221,448
		20,047,233
Media - 0.1%
Discovery Communications, Inc.:
Class A (a)	10,469	339,091
Class C (non-vtg.) (a)	20,363	596,840
Sirius XM Holdings, Inc.	282,099	1,698,236
		2,634,167

TOTAL COMMUNICATION SERVICES		150,461,214

CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.1%
Autoliv, Inc.	16,079	1,340,024
Lear Corp.	3,882	515,918
		1,855,942
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc. (a)	3,273	1,506,660
Darden Restaurants, Inc.	18,510	1,972,241
Domino's Pizza, Inc.	21,164	5,688,672
Hilton Worldwide Holdings, Inc.	31,962	2,274,736
Marriott International, Inc. Class A	41,855	4,892,431
Vail Resorts, Inc.	13,067	3,283,998
Yum! Brands, Inc.	28,239	2,553,088
		22,171,826
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	85,403	136,474,848
MercadoLibre, Inc.	3,478	1,128,611
		137,603,459
Multiline Retail - 1.2%
Dollar General Corp.	47,430	5,282,753
Kohl's Corp.	85,338	6,462,647
Macy's, Inc.	100,911	3,460,238
Target Corp.	227,012	18,985,014
		34,190,652
Specialty Retail - 5.3%
Advance Auto Parts, Inc.	12,555	2,005,787
AutoZone, Inc. (a)	3,430	2,515,802
Best Buy Co., Inc.	33,185	2,328,260
Home Depot, Inc.	409,266	71,981,704
Lowe's Companies, Inc.	123,816	11,789,760
O'Reilly Automotive, Inc. (a)	22,402	7,185,442
Ross Stores, Inc.	181,841	18,002,259
Tiffany & Co., Inc.	37,711	4,197,234
TJX Companies, Inc.	318,669	35,015,350
Tractor Supply Co.	18,369	1,687,927
Ulta Beauty, Inc. (a)	3,084	846,620
		157,556,145
Textiles, Apparel & Luxury Goods - 2.8%
lululemon athletica, Inc. (a)	80,432	11,319,195
Michael Kors Holdings Ltd. (a)	60,823	3,370,202
NIKE, Inc. Class B	638,745	47,931,425
PVH Corp.	13,134	1,586,456
Ralph Lauren Corp.	15,672	2,031,248
Tapestry, Inc.	26,143	1,106,110
Under Armour, Inc. Class C (non-vtg.) (a)(b)	63,530	1,259,800
VF Corp.	163,539	13,554,112
		82,158,548

TOTAL CONSUMER DISCRETIONARY		435,536,572

CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Brown-Forman Corp. Class B (non-vtg.)	50,451	2,337,899
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	186,111	42,550,558
Sysco Corp.	125,163	8,927,877
		51,478,435
Food Products - 0.1%
McCormick & Co., Inc. (non-vtg.)	16,619	2,393,136
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	101,521	13,953,046

TOTAL CONSUMER STAPLES		70,162,516

ENERGY - 5.0%
Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.	10,961	682,761
National Oilwell Varco, Inc.	67,717	2,491,986
		3,174,747
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	133,267	7,089,804
Cheniere Energy, Inc. (a)	25,539	1,542,811
Concho Resources, Inc. (a)	8,462	1,176,980
ConocoPhillips Co.	482,765	33,745,274
Continental Resources, Inc. (a)	41,121	2,166,254
Diamondback Energy, Inc. (b)	26,354	2,961,135
Hess Corp.	91,183	5,233,904
HollyFrontier Corp.	138,850	9,364,044
Marathon Oil Corp.	114,079	2,166,360
Marathon Petroleum Corp.	117,427	8,272,732
Occidental Petroleum Corp.	297,399	19,946,551
Phillips 66 Co.	211,127	21,708,078
Pioneer Natural Resources Co.	21,921	3,228,306
Valero Energy Corp.	281,226	25,616,876
		144,219,109

TOTAL ENERGY		147,393,856

FINANCIALS - 7.0%
Banks - 2.2%
Bank of America Corp.	433,635	11,924,963
Comerica, Inc.	22,356	1,823,355
JPMorgan Chase & Co.	373,125	40,678,088
Regions Financial Corp.	139,291	2,363,768
SunTrust Banks, Inc.	24,507	1,535,609
SVB Financial Group (a)	27,206	6,454,079
		64,779,862
Capital Markets - 3.3%
BlackRock, Inc. Class A	15,460	6,360,553
Charles Schwab Corp.	171,784	7,943,292
CME Group, Inc.	135,683	24,862,553
E*TRADE Financial Corp.	119,491	5,905,245
Moody's Corp.	61,951	9,012,631
MSCI, Inc.	60,068	9,033,026
S&P Global, Inc.	110,313	20,112,266
T. Rowe Price Group, Inc.	95,557	9,268,073
TD Ameritrade Holding Corp.	43,229	2,235,804
The NASDAQ OMX Group, Inc.	47,880	4,151,675
		98,885,118
Consumer Finance - 0.2%
Ally Financial, Inc.	19,148	486,551
American Express Co.	33,489	3,440,325
Discover Financial Services	16,557	1,153,526
		5,080,402
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	47,742	9,800,478
Linde PLC	21,478	3,553,965
Voya Financial, Inc.	25,628	1,121,481
		14,475,924
Insurance - 0.8%
Arthur J. Gallagher & Co.	32,403	2,398,146
Progressive Corp.	320,447	22,335,156
		24,733,302

TOTAL FINANCIALS		207,954,608

HEALTH CARE - 15.6%
Biotechnology - 0.5%
AbbVie, Inc.	179,962	14,010,042
Seattle Genetics, Inc. (a)	15,698	881,129
		14,891,171
Health Care Equipment & Supplies - 6.2%
Abbott Laboratories	679,384	46,836,733
Abiomed, Inc. (a)	36,505	12,455,506
Align Technology, Inc. (a)	57,031	12,615,257
Baxter International, Inc.	55,237	3,452,865
Becton, Dickinson & Co.	39,407	9,083,314
Boston Scientific Corp. (a)	493,317	17,828,476
Danaher Corp.	61,209	6,084,175
Edwards Lifesciences Corp. (a)	28,979	4,277,300
IDEXX Laboratories, Inc. (a)	40,047	8,494,770
Intuitive Surgical, Inc. (a)	75,005	39,091,106
Medtronic PLC	87,734	7,880,268
ResMed, Inc.	42,971	4,551,488
Stryker Corp.	57,498	9,327,326
Teleflex, Inc.	8,224	1,979,846
		183,958,430
Health Care Providers & Services - 4.9%
Aetna, Inc.	36,222	7,186,445
Anthem, Inc.	82,930	22,853,020
Centene Corp. (a)	89,199	11,624,414
Express Scripts Holding Co. (a)	42,907	4,160,692
HCA Holdings, Inc.	156,459	20,891,970
Humana, Inc.	20,097	6,439,280
Laboratory Corp. of America Holdings (a)	7,112	1,141,832
UnitedHealth Group, Inc.	277,281	72,467,389
		146,765,042
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	31,160	2,846,466
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	56,674	17,634,115
Quintiles Transnational Holdings, Inc. (a)	40,316	4,956,046
Thermo Fisher Scientific, Inc.	49,911	11,661,705
		34,251,866
Pharmaceuticals - 2.7%
Eli Lilly & Co.	250,773	27,193,824
Merck & Co., Inc.	161,571	11,893,241
Nektar Therapeutics (a)	44,237	1,711,087
Pfizer, Inc.	361,701	15,574,845
Zoetis, Inc. Class A	251,200	22,645,680
		79,018,677

TOTAL HEALTH CARE		461,731,652

INDUSTRIALS - 9.2%
Aerospace & Defense - 4.2%
Harris Corp.	39,247	5,836,421
Northrop Grumman Corp.	22,053	5,776,783
Raytheon Co.	41,772	7,311,771
Spirit AeroSystems Holdings, Inc. Class A	28,636	2,405,710
Textron, Inc.	76,927	4,125,595
The Boeing Co.	267,394	94,887,435
TransDigm Group, Inc. (a)	11,765	3,885,391
		124,229,106
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	33,256	2,960,782
Expeditors International of Washington, Inc.	45,111	3,030,557
XPO Logistics, Inc. (a)	20,821	1,860,981
		7,852,320
Building Products - 0.0%
Lennox International, Inc.	1,317	277,742
Commercial Services & Supplies - 0.6%
Cintas Corp.	51,731	9,408,317
Copart, Inc. (a)	143,969	7,041,524
Rollins, Inc.	24,779	1,466,917
Waste Management, Inc.	16,181	1,447,714
		19,364,472
Construction & Engineering - 0.0%
Fluor Corp.	10,943	479,960
Jacobs Engineering Group, Inc.	7,383	554,389
		1,034,349
Electrical Equipment - 0.0%
AMETEK, Inc.	14,780	991,442
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	28,130	7,957,977
Machinery - 0.6%
Caterpillar, Inc.	72,691	8,818,872
IDEX Corp.	22,603	2,866,512
Snap-On, Inc.	3,134	482,448
Wabtec Corp.	23,190	1,902,044
Xylem, Inc.	46,197	3,029,599
		17,099,475
Professional Services - 0.9%
CoStar Group, Inc. (a)	20,848	7,534,884
Robert Half International, Inc.	30,092	1,821,469
TransUnion Holding Co., Inc.	107,328	7,056,816
Verisk Analytics, Inc. (a)	75,965	9,103,646
		25,516,815
Road & Rail - 1.9%
CSX Corp.	207,992	14,322,329
J.B. Hunt Transport Services, Inc.	7,026	777,146
Norfolk Southern Corp.	68,801	11,546,872
Old Dominion Freight Lines, Inc.	27,334	3,564,900
Union Pacific Corp.	183,068	26,768,203
		56,979,450
Trading Companies & Distributors - 0.4%
Fastenal Co.	28,917	1,486,623
W.W. Grainger, Inc.	32,642	9,269,349
		10,755,972

TOTAL INDUSTRIALS		272,059,120

INFORMATION TECHNOLOGY - 40.4%
Communications Equipment - 4.0%
Arista Networks, Inc. (a)	18,953	4,365,824
Cisco Systems, Inc.	2,022,780	92,542,185
F5 Networks, Inc. (a)	34,516	6,049,964
Motorola Solutions, Inc.	74,058	9,076,548
Palo Alto Networks, Inc. (a)	40,884	7,483,407
		119,517,928
Electronic Equipment & Components - 0.5%
CDW Corp.	19,929	1,793,809
Dell Technologies, Inc. (a)	33,104	2,992,271
FLIR Systems, Inc.	71,324	3,303,014
IPG Photonics Corp. (a)	7,511	1,003,094
Keysight Technologies, Inc. (a)	89,042	5,082,517
		14,174,705
IT Services - 14.9%
Accenture PLC Class A	142,408	22,446,349
Akamai Technologies, Inc. (a)	58,396	4,219,111
Automatic Data Processing, Inc.	110,611	15,936,833
Broadridge Financial Solutions, Inc.	85,607	10,010,883
First Data Corp. Class A (a)	152,720	2,861,973
Fiserv, Inc. (a)	113,947	9,035,997
FleetCor Technologies, Inc. (a)	30,498	6,100,515
Gartner, Inc. (a)	12,919	1,905,811
Global Payments, Inc.	27,356	3,124,876
GoDaddy, Inc. (a)	101,177	7,403,121
Jack Henry & Associates, Inc.	41,173	6,168,951
MasterCard, Inc. Class A	688,751	136,145,410
Paychex, Inc.	17,817	1,166,835
PayPal Holdings, Inc. (a)	378,796	31,890,835
Square, Inc. (a)	249,365	18,315,859
Total System Services, Inc.	72,846	6,639,913
VeriSign, Inc. (a)	50,342	7,175,749
Visa, Inc. Class A	1,066,574	147,027,226
Worldpay, Inc. (a)	43,347	3,980,988
		441,557,235
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)(b)	189,889	3,457,879
Intel Corp.	1,383,085	64,839,025
Maxim Integrated Products, Inc.	50,966	2,549,319
Micron Technology, Inc. (a)	358,661	13,528,693
NVIDIA Corp.	193,974	40,895,538
ON Semiconductor Corp. (a)	31,275	531,675
Qualcomm, Inc.	80,466	5,060,507
Texas Instruments, Inc.	264,143	24,520,395
		155,383,031
Software - 13.4%
Adobe, Inc. (a)	363,396	89,308,201
ANSYS, Inc. (a)	39,158	5,856,079
CA Technologies, Inc.	78,337	3,475,029
Citrix Systems, Inc.	67,372	6,903,609
Fortinet, Inc. (a)	99,268	8,157,844
Intuit, Inc.	158,295	33,400,245
Microsoft Corp.	1,386,462	148,088,005
Red Hat, Inc. (a)	71,154	12,212,873
Salesforce.com, Inc. (a)	410,754	56,371,879
ServiceNow, Inc. (a)	93,596	16,944,620
Splunk, Inc. (a)	59,274	5,917,916
SS&C Technologies Holdings, Inc.	91,787	4,695,823
Synopsys, Inc. (a)	10,913	977,041
VMware, Inc. Class A (a)	25,607	3,620,574
		395,929,738
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	239,481	52,412,812
Hewlett Packard Enterprise Co.	98,702	1,505,206
NetApp, Inc.	175,509	13,775,701
Seagate Technology LLC	58,566	2,356,110
		70,049,829

TOTAL INFORMATION TECHNOLOGY		1,196,612,466

MATERIALS - 0.2%
Chemicals - 0.2%
CF Industries Holdings, Inc.	42,996	2,065,098
Ecolab, Inc.	14,035	2,149,460
The Mosaic Co.	21,179	655,278
Westlake Chemical Corp.	7,799	556,069
		5,425,905
Metals & Mining - 0.0%
Steel Dynamics, Inc.	16,840	666,864

TOTAL MATERIALS		6,092,769

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	80,929	3,260,629
Jones Lang LaSalle, Inc.	6,468	855,458
		4,116,087
UTILITIES - 0.2%
Electric Utilities - 0.2%
Vistra Energy Corp. (a)	209,842	4,748,724
Gas Utilities - 0.0%
UGI Corp.	23,457	1,244,628

TOTAL UTILITIES		5,993,352

TOTAL COMMON STOCKS
(Cost $2,822,719,774)		2,958,114,212
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $239,138)	240,000	239,068
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.23% (d)	4,534,557	$4,535,464
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	5,739,604	5,740,178
TOTAL MONEY MARKET FUNDS
(Cost $10,275,642)		10,275,642
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,833,234,554)		2,968,628,922
NET OTHER ASSETS (LIABILITIES) - (0.2)%(f)		(4,476,377)
NET ASSETS - 100%		$2,964,152,545

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	40	Dec. 2018	$5,422,200	$(135,590)	$(135,590)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,068.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $27,355 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,899
Fidelity Securities Lending Cash Central Fund	3,864
Total	$76,763

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$150,461,214	$150,461,214	$--	$--
Consumer Discretionary	435,536,572	435,536,572	--	--
Consumer Staples	70,162,516	70,162,516	--	--
Energy	147,393,856	147,393,856	--	--
Financials	207,954,608	207,954,608	--	--
Health Care	461,731,652	461,731,652	--	--
Industrials	272,059,120	272,059,120	--	--
Information Technology	1,196,612,466	1,196,612,466	--	--
Materials	6,092,769	6,092,769	--	--
Real Estate	4,116,087	4,116,087	--	--
Utilities	5,993,352	5,993,352	--	--
U.S. Government and Government Agency Obligations	239,068	--	239,068	--
Money Market Funds	10,275,642	10,275,642	--	--
Total Investments in Securities:	$2,968,628,922	$2,968,389,854	$239,068	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(135,590)	$(135,590)	$--	$--
Total Liabilities	$(135,590)	$(135,590)	$--	$--
Total Derivative Instruments:	$(135,590)	$(135,590)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Value Index Fund

October 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

USV-QTLY-1218
1.9885514.100

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 15.4%
Diversified Telecommunication Services - 8.6%
AT&T, Inc.	2,367,757	$72,642,785
CenturyLink, Inc.	496,263	10,242,868
Verizon Communications, Inc.	1,437,135	82,046,039
		164,931,692
Entertainment - 0.4%
Lions Gate Entertainment Corp. Class A	85,013	1,628,849
Viacom, Inc. Class B (non-vtg.)	192,152	6,145,021
		7,773,870
Interactive Media & Services - 0.1%
SINA Corp. (a)	33,225	2,103,475
Media - 6.3%
Comcast Corp. Class A	2,141,501	81,676,848
Discovery Communications, Inc. Class A (a)(b)	256,442	8,306,156
DISH Network Corp. Class A (a)	126,276	3,881,724
Liberty Broadband Corp. Class A (a)	43,977	3,640,856
Liberty Global PLC Class A (a)	416,758	10,681,508
News Corp. Class A	267,069	3,522,640
Nexstar Broadcasting Group, Inc. Class A	24,393	1,826,792
Omnicom Group, Inc.	116,592	8,665,117
		122,201,641

TOTAL COMMUNICATION SERVICES		297,010,678

CONSUMER DISCRETIONARY - 9.4%
Auto Components - 1.0%
Autoliv, Inc.	46,065	3,839,057
BorgWarner, Inc.	112,294	4,425,507
Gentex Corp.	143,993	3,031,053
Lear Corp.	34,686	4,609,769
The Goodyear Tire & Rubber Co.	129,956	2,736,873
		18,642,259
Automobiles - 2.6%
Ford Motor Co.	2,049,753	19,575,141
General Motors Co.	687,360	25,150,502
Harley-Davidson, Inc.	86,306	3,298,615
Thor Industries, Inc.	26,430	1,840,585
		49,864,843
Diversified Consumer Services - 0.1%
H&R Block, Inc.	105,652	2,804,004
Hotels, Restaurants & Leisure - 0.5%
Norwegian Cruise Line Holdings Ltd. (a)	107,918	4,755,946
U.S. Foods Holding Corp. (a)	114,281	3,333,577
Wyndham Destinations, Inc.	51,857	1,860,629
		9,950,152
Household Durables - 1.6%
D.R. Horton, Inc.	180,136	6,477,691
Lennar Corp. Class A	158,828	6,826,427
Mohawk Industries, Inc. (a)	33,687	4,201,780
Newell Brands, Inc.	240,716	3,822,570
PulteGroup, Inc.	135,962	3,340,586
Toll Brothers, Inc.	71,237	2,397,837
Whirlpool Corp.	34,500	3,786,720
		30,853,611
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. QVC Group Series A (a)	239,596	5,256,736
Multiline Retail - 1.8%
Kohl's Corp.	86,580	6,556,703
Macy's, Inc.	160,393	5,499,876
Target Corp.	275,724	23,058,798
		35,115,377
Specialty Retail - 1.2%
Aaron's, Inc. Class A	36,019	1,697,575
American Eagle Outfitters, Inc.	87,736	2,023,192
Best Buy Co., Inc.	127,899	8,973,394
Foot Locker, Inc.	60,677	2,860,314
Gap, Inc.	111,266	3,037,562
L Brands, Inc.	120,817	3,916,887
		22,508,924
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp.	28,855	3,739,897
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	71,368	2,038,984
		5,778,881

TOTAL CONSUMER DISCRETIONARY		180,774,787

CONSUMER STAPLES - 5.1%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	96,859	6,198,976
Food & Staples Retailing - 2.5%
Kroger Co.	411,609	12,249,484
Walgreens Boots Alliance, Inc.	445,257	35,518,151
		47,767,635
Food Products - 2.1%
Ingredion, Inc.	37,038	3,747,505
Post Holdings, Inc. (a)	34,258	3,029,092
The J.M. Smucker Co.	58,629	6,350,693
The Kraft Heinz Co.	322,355	17,719,854
Tyson Foods, Inc. Class A	150,541	9,020,417
		39,867,561
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	24,577	1,596,276
Personal Products - 0.1%
Coty, Inc. Class A	231,647	2,443,876

TOTAL CONSUMER STAPLES		97,874,324

ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Antero Resources Corp. (a)	113,514	1,803,737
Chevron Corp.	637,174	71,140,477
ConocoPhillips Co.	605,605	42,331,790
Delek U.S. Holdings, Inc.	40,698	1,494,431
HollyFrontier Corp.	85,806	5,786,757
Kinder Morgan, Inc.	982,446	16,721,231
Marathon Petroleum Corp.	353,048	24,872,232
Murphy Oil Corp.	83,915	2,673,532
PBF Energy, Inc. Class A	62,579	2,618,931
Valero Energy Corp.	223,253	20,336,116
		189,779,234
FINANCIALS - 17.5%
Banks - 5.2%
Bank of America Corp.	2,668,254	73,376,985
Bank of the Ozarks, Inc.	63,761	1,744,501
BankUnited, Inc.	55,558	1,838,970
Citizens Financial Group, Inc.	250,429	9,353,523
Fifth Third Bancorp	350,570	9,461,884
FNB Corp., Pennsylvania	170,419	2,016,057
Popular, Inc.	53,237	2,768,856
		100,560,776
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	28,406	3,228,626
Invesco Ltd.	214,223	4,650,781
Janus Henderson Group PLC	88,530	2,175,182
Morgan Stanley	699,710	31,948,759
		42,003,348
Consumer Finance - 2.2%
Ally Financial, Inc.	222,490	5,653,471
Capital One Financial Corp.	251,154	22,428,052
Discover Financial Services	52,412	3,651,544
Synchrony Financial	357,772	10,332,455
		42,065,522
Insurance - 6.2%
AFLAC, Inc.	401,549	17,294,715
Allstate Corp.	180,414	17,269,228
Assured Guaranty Ltd.	56,644	2,264,627
Athene Holding Ltd. (a)	66,591	3,044,541
CNO Financial Group, Inc.	85,801	1,621,639
Lincoln National Corp.	112,981	6,800,326
Loews Corp.	146,332	6,813,218
MetLife, Inc.	524,551	21,606,256
Old Republic International Corp.	150,364	3,315,526
Principal Financial Group, Inc.	139,511	6,566,783
Prudential Financial, Inc.	218,326	20,474,612
Reinsurance Group of America, Inc.	33,368	4,750,602
Torchmark Corp.	54,446	4,609,398
Unum Group	115,119	4,174,215
		120,605,686
Mortgage Real Estate Investment Trusts - 1.2%
AGNC Investment Corp.	251,704	4,490,399
Annaly Capital Management, Inc.	630,359	6,221,643
Blackstone Mortgage Trust, Inc.	57,290	1,932,965
Chimera Investment Corp.	98,878	1,839,131
New Residential Investment Corp.	178,170	3,185,680
Starwood Property Trust, Inc.	140,631	3,054,505
Two Harbors Investment Corp.	130,262	1,913,549
		22,637,872
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd. (a)	52,921	2,086,146
MGIC Investment Corp. (a)	193,907	2,367,604
New York Community Bancorp, Inc.	256,631	2,458,525
Radian Group, Inc.	113,848	2,184,743
		9,097,018

TOTAL FINANCIALS		336,970,222

HEALTH CARE - 12.3%
Biotechnology - 3.9%
Celgene Corp. (a)	368,116	26,357,106
Gilead Sciences, Inc.	679,353	46,318,288
United Therapeutics Corp. (a)	22,778	2,525,169
		75,200,563
Health Care Providers & Services - 6.3%
Cardinal Health, Inc.	160,567	8,124,690
Cigna Corp.	121,539	25,986,254
CVS Health Corp.	536,154	38,812,188
Express Scripts Holding Co. (a)	291,054	28,223,506
McKesson Corp.	102,838	12,830,069
MEDNAX, Inc. (a)	49,041	2,024,903
Universal Health Services, Inc. Class B	44,858	5,452,938
		121,454,548
Pharmaceuticals - 2.1%
Allergan PLC	167,995	26,544,890
Endo International PLC (a)	102,750	1,740,585
Mylan NV (a)	274,698	8,584,313
Perrigo Co. PLC	65,376	4,595,933
		41,465,721

TOTAL HEALTH CARE		238,120,832

INDUSTRIALS - 6.6%
Airlines - 2.5%
Alaska Air Group, Inc.	64,985	3,991,379
Delta Air Lines, Inc.	333,668	18,261,650
JetBlue Airways Corp. (a)	166,691	2,788,740
Southwest Airlines Co.	271,471	13,329,226
United Continental Holdings, Inc. (a)	122,199	10,449,236
		48,820,231
Building Products - 0.9%
Johnson Controls International PLC	483,481	15,456,888
Owens Corning	59,432	2,809,351
		18,266,239
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	44,896	2,243,453
Construction & Engineering - 0.3%
AECOM (a)	84,603	2,465,331
Quanta Services, Inc. (a)	78,209	2,440,121
		4,905,452
Electrical Equipment - 0.1%
Regal Beloit Corp.	22,791	1,634,115
Machinery - 1.5%
AGCO Corp.	35,543	1,991,830
Allison Transmission Holdings, Inc.	64,086	2,824,911
Cummins, Inc.	79,035	10,803,294
Oshkosh Corp.	39,339	2,208,491
PACCAR, Inc.	187,151	10,706,909
		28,535,435
Professional Services - 0.4%
Manpower, Inc.	34,331	2,619,112
Nielsen Holdings PLC	172,300	4,476,354
		7,095,466
Road & Rail - 0.2%
Knight-Swift Transportation Holdings, Inc. Class A	68,423	2,189,536
Ryder System, Inc.	27,697	1,531,921
		3,721,457
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	64,241	3,217,189
Air Lease Corp. Class A	51,201	1,950,758
United Rentals, Inc. (a)	44,260	5,314,298
		10,482,245
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	40,312	1,489,528

TOTAL INDUSTRIALS		127,193,621

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 0.5%
Arris International PLC (a)	90,741	2,256,729
CommScope Holding Co., Inc. (a)	105,887	2,547,641
Juniper Networks, Inc.	181,356	5,308,290
		10,112,660
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	45,900	3,107,889
Avnet, Inc.	61,146	2,450,120
Dell Technologies, Inc. (a)	103,746	9,377,601
Jabil, Inc.	81,767	2,022,098
		16,957,708
IT Services - 3.9%
Alliance Data Systems Corp.	25,112	5,177,592
Conduent, Inc. (a)	95,922	1,832,110
DXC Technology Co.	149,824	10,911,682
IBM Corp.	450,343	51,983,092
The Western Union Co.	238,928	4,310,261
		74,214,737
Semiconductors & Semiconductor Equipment - 8.2%
Applied Materials, Inc.	521,941	17,161,420
Cypress Semiconductor Corp.	196,370	2,541,028
First Solar, Inc. (a)	39,949	1,669,868
Intel Corp.	1,670,269	78,302,211
Lam Research Corp.	82,853	11,742,756
Micron Technology, Inc. (a)	613,319	23,134,393
MKS Instruments, Inc.	29,586	2,180,192
NXP Semiconductors NV	178,776	13,406,412
ON Semiconductor Corp. (a)	226,612	3,852,404
Qorvo, Inc. (a)	68,708	5,050,725
		159,041,409
Software - 0.5%
LogMeIn, Inc.	27,672	2,383,113
Microsoft Corp.	22,048	2,354,947
VMware, Inc. Class A (a)	31,043	4,389,170
		9,127,230
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	71,258	15,595,526
Hewlett Packard Enterprise Co.	801,785	12,227,221
Seagate Technology LLC	135,917	5,467,941
Western Digital Corp.	153,294	6,602,373
Xerox Corp.	119,845	3,340,080
		43,233,141

TOTAL INFORMATION TECHNOLOGY		312,686,885

MATERIALS - 5.0%
Chemicals - 1.8%
Eastman Chemical Co.	78,118	6,120,545
Huntsman Corp.	115,397	2,524,886
LyondellBasell Industries NV Class A	167,279	14,932,996
Olin Corp.	87,784	1,773,237
The Chemours Co. LLC	96,983	3,201,409
The Mosaic Co.	186,818	5,780,149
Trinseo SA	22,179	1,195,005
		35,528,227
Containers & Packaging - 1.0%
Berry Global Group, Inc. (a)	69,358	3,025,396
International Paper Co.	213,379	9,678,871
WestRock Co.	135,846	5,837,303
		18,541,570
Metals & Mining - 2.1%
Alcoa Corp. (a)	99,734	3,489,693
Freeport-McMoRan, Inc.	776,697	9,048,520
Newmont Mining Corp.	276,450	8,547,834
Nucor Corp.	166,911	9,867,778
Reliance Steel & Aluminum Co.	38,402	3,030,686
Steel Dynamics, Inc.	123,444	4,888,382
United States Steel Corp.	94,122	2,497,057
		41,369,950
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	75,591	1,645,616

TOTAL MATERIALS		97,085,363

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Sabra Health Care REIT, Inc.	92,913	2,011,566
Senior Housing Properties Trust (SBI)	123,793	1,989,354
		4,000,920
UTILITIES - 2.4%
Electric Utilities - 2.0%
Exelon Corp.	497,514	21,796,088
PG&E Corp.	264,479	12,380,262
Vistra Energy Corp. (a)	188,571	4,267,362
		38,443,712
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	341,775	4,983,080
Multi-Utilities - 0.1%
SCANA Corp.	74,450	2,981,723

TOTAL UTILITIES		46,408,515

TOTAL COMMON STOCKS
(Cost $2,058,997,621)		1,927,905,381
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $199,282)	200,000	199,223
	Shares	Value

Money Market Funds - 0.4%
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)
(Cost $7,213,211)	7,212,490	7,213,211
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,066,410,114)		1,935,317,815
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,203,657)
NET ASSETS - 100%		$1,930,114,158

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	Dec. 2018	$2,304,435	$(17,471)	$(17,471)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,223.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,987
Fidelity Securities Lending Cash Central Fund	12,032
Total	$42,019

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$297,010,678	$297,010,678	$--	$--
Consumer Discretionary	180,774,787	180,774,787	--	--
Consumer Staples	97,874,324	97,874,324	--	--
Energy	189,779,234	189,779,234	--	--
Financials	336,970,222	336,970,222	--	--
Health Care	238,120,832	238,120,832	--	--
Industrials	127,193,621	127,193,621	--	--
Information Technology	312,686,885	312,686,885	--	--
Materials	97,085,363	97,085,363	--	--
Real Estate	4,000,920	4,000,920	--	--
Utilities	46,408,515	46,408,515	--	--
U.S. Government and Government Agency Obligations	199,223	--	199,223	--
Money Market Funds	7,213,211	7,213,211	--	--
Total Investments in Securities:	$1,935,317,815	$1,935,118,592	$199,223	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(17,471)	$(17,471)	$--	$--
Total Liabilities	$(17,471)	$(17,471)	$--	$--
Total Derivative Instruments:	$(17,471)	$(17,471)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018